As filed with the Securities and Exchange Commission on December 31, 2007
Securities Act registration no. 33-19228
Investment Company Act file no. 811-5443

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 POST-EFFECTIVE AMENDMENT NO. 57
and

☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 AMENDMENT NO. 60
CALAMOS INVESTMENT TRUST
(Registrant)
2020 Calamos Court
Naperville, Illinois 60563
Telephone number: (630) 245-7200

John P. Calamos, Sr. Calamos Advisors LLC 2020 Calamos Court Naperville, Illinois 60563	Cameron S. Avery Bell, Boyd & Lloyd LLP 70 West Madison Street, Suite 3100 Chicago, Illinois 60602-4207
(Agents for service)

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.
It is proposed that this filing will become effective:
          ☐   immediately upon filing pursuant to paragraph (b) of rule 485
          ☐   on June 26 pursuant to paragraph (b) of rule 485
          ☑   60 days after filing pursuant to paragraph (a)(1) of rule 485
          ☐   on                      pursuant to paragraph (a)(1) of rule 485
          ☐   75 days after filing pursuant to paragraph (a)(2) of rule 485
          ☐   on                      pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Amending Parts A, B and C, and filing exhibits

Explanatory Note
      This Post-Effective Amendment No. 57 to the Registration Statement contains the Calamos Government Money Market Fund prospectus and statement of additional information and the Part C for all series of Calamos Investment Trust. This Post-Effective Amendment is being filed to register Class A shares, Class B shares and Class C shares of Calamos Government Money Market Fund.

2

CALAMOS®

Investment strategies
for your serious money™

Calamos Government Money Market Fund

Prospectus , 2008

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Calamos Government Money Market Fund	3

Fund Facts	7

Who manages the Fund?	7

What classes of shares does the Fund offer?	8

How can I buy shares?	10

How can I sell (redeem) shares?	13

Transaction information	15

Distributions and taxes	17

Other Information	18

Financial Highlights	20

For More Information	back cover

Calamos Government Money Market Fund
What are the investment objectives and principal strategies of the Fund?
Calamos Government Money Market Fund’s investment objective is to seek maximum current income consistent with liquidity and stability of capital.
In pursuing its investment objective, the Fund’s adviser, Calamos Advisors LLC (“Calamos Advisors”) will give priority to earning income and maintaining the Fund’s net asset value (“NAV”) at $1.00 per share. The Fund intends to maintain its current ratings for the shares being offered from third party rating agencies.
The Fund invests its net assets exclusively in U.S. Government obligations, including U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements backed by such obligations.
Although the Fund intends to be fully invested in U.S. Government obligations and repurchase agreements, the Fund has adopted a policy that under normal circumstances it will invest at least 80% of its net assets in those securities. The Fund’s investment objective may not be changed without the approval of a “majority of outstanding” shares of the Fund, as defined in the Investment Company Act of 1940 (the “1940 Act”). The Fund will notify shareholders at least 60 days prior to any change in its 80% policy.
As a money market fund, the Fund seeks to comply with Rule 2a-7 under the 1940 Act. Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made and all investments are monitored throughout the holding period with respect to their financial status. The Fund, like all money market funds:

•	seeks to maintain an NAV of $1.00 per share;

•	must maintain a dollar-weighted average portfolio maturity of 90 days or less;

•	only buys securities that have remaining maturities of 397 days or less; and

•	invests only in U.S. dollar-denominated securities that appear to present minimal credit risk.
What are the types of securities the Fund invests in?
The Fund invests its net assets exclusively in the following types of investments:
U.S. Government Obligations. U.S. Government obligations include U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation). For securities not backed by the full faith and credit of the U.S. Treasury, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the U.S. if the agency or instrumentality does not meet its commitment. The Fund may invest in both fixed and floating or variable rate U.S. Government obligations.
Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security and simultaneously agrees to resell it to the vendor (usually a bank or broker-dealer) at an agreed-upon future date and price.
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Calamos Government Money Market Fund
The repurchase agreements the Fund enters into generally have maturities of no more than seven days. The Fund requires that its custodian or sub-custodian maintain collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. The Fund may only enter into repurchase agreements that are fully collateralized by U.S. Government obligations.
What are the principal risks that apply to an investment in the Fund?
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, this share price is not guaranteed and you could lose money by investing in the Fund.
There are several risk factors that could reduce the yield you receive from the Fund or cause it to underperform in comparison to similar investments.
Interest Rate Risk. Money market instruments may decline in value due to changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Fund generally limits its dollar-weighted average portfolio maturity to 60 days or less. Generally, the prices of short-term investments fluctuate less than the prices of longer-term investments. Income earned on floating or variable rate securities may vary as interest rates decrease or increase. Because of the Fund’s high credit standards, its yield may be lower than the yields of money market funds that do not limit their investments to U.S. Government and agency securities.
Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.
Security Selection Risk. Although the Fund invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the Fund invests may not perform as expected. This, in turn, could cause the Fund’s returns to lag behind those of similar money market funds.
Counterparty Risk. A repurchase agreement exposes the Fund to the risk that the counterparty to the transaction may go bankrupt or default on its obligation. In the event of a bankruptcy or other default of the counterparty to a repurchase agreement, the Fund could experience both delays in liquidating the collateral and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels or lack of access to income during this period; and (c) expenses of enforcing its rights. Calamos Advisors seeks to reduce this risk by evaluating and monitoring the creditworthiness of the parties with whom the Fund enters into repurchase agreements. The value of the securities held as collateral is also monitored throughout the holding period to ensure that the securities are at least equal in value to the total amount of the repurchase obligations, including accrued interest.
Credit Risk. If a security held by the Fund declines in credit quality or the issuer defaults on its payment of principal or interest, the value of the security is likely to decline. While some of the obligations in which the Fund invests are backed by the full faith and credit of the U.S. Government, some obligations issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the U.S. Government will provide support to these agencies or instrumentalities and securities issued by these agencies or instrumentalities may default on principal and interest payments.
How has the Fund performed in the past?
Performance information has not been presented for the Fund because the Fund has not been in existence for at least one calendar year.
     4  CALAMOS GOVERNMENT MONEY MARKET FUND

Calamos Government Money Market Fund

What are the fees and expenses of the Fund?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	CLASS A	CLASS B		CLASS C		CLASS I
Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None		None		None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00	%(1)	1.00	%(1)	None

Maximum Sales Charge (Load) imposed on Reinvested Dividends/ Distributions	None	None		None		None

Annual Fund Operating Expenses (expenses deducted from Fund assets):

Management Fees	0.20%	0.20%		0.20%		0.20%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%		1.00%		None

Other Expenses(2)	0.06%	0.06%		0.06%		0.06%

Total Annual Operating Expenses(3)	0.51%	1.26%		1.26%		0.26%

(1)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.” Class B and Class C shares are available only in exchange for Class B or Class C shares, respectively, of another fund in the Calamos Family of Funds or the Prime Obligations Fund. The contingent deferred sales charge imposed when you redeem your Class B or Class C shares will be based on the date you purchased shares of the original fund.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(3)	Calamos Advisors has contractually agreed to reimburse Fund expenses through February 28, 2009 to the extent necessary so that Total Annual Operating Expenses after any such reimbursement do not exceed 0.52% for Class A shares, 1.27% for Class B shares or Class C shares and 0.27% for Class I shares. After such date, the expense limitation may be terminated or revised.
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Calamos Government Money Market Fund
Examples:
The two following examples will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows an investment made and held for one year and three years. The first example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes you did not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for reimbursement of annual operating expenses in the first year, if applicable. The reimbursement of annual operating expenses is not considered when calculating expenses for subsequent years. Your actual costs may be greater or less than those shown below.
 EXAMPLE OF FUND EXPENSES

You would pay the following expenses if you redeemed your shares at the end of the period:

	ONE YEAR	THREE YEARS
Class A	$52	$164

Class B(1)	628	700

Class C(2)	228	400

Class I	27	84

You would pay the following expenses if you did not redeem your shares:

	ONE YEAR	THREE YEARS
Class A	$52	$164

Class B	128	400

Class C	128	400

Class I	27	84

(1)	The contingent deferred sales charge was applied as follows: 1 year (5.00%) and 3 years (3.00%).

(2)	The contingent deferred sales charge was applied as follows: 1 year (1.00%) and 3 years (0.00%).
     6  CALAMOS GOVERNMENT MONEY MARKET FUND

Fund Facts
Who manages the Fund?
The Fund’s investments are managed by Calamos Advisors LLC, 2020 Calamos Court, Naperville, IL. Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc. (“CAM”), whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family. Calamos Advisors provides professional money management services to major corporations, public and private institutions, pension funds, insurance companies and individuals and is an investment adviser to open-end and closed-end mutual funds.
The Fund is a series of Calamos Investment Trust (the “Trust”). Subject to the overall authority of the Trust’s board of trustees (the “Board of Trustees”), Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets that is accrued daily and paid on a monthly basis at the annual rate of 0.20% on the first $500 million, 0.19% on the next $500 million, 0.18% on the next $10 billion (over $1 billion to $11 billion), 0.17% on the next $10 billion (over $11 billion to $21 billion), 0.16% on the next $10 billion (over $21 billion to $31 billion), and 0.15% on average daily net assets in excess of $31 billion.
Other funds in the Calamos Family of Funds complex (each, an “Investing Fund”) may invest a portion of their assets in the Fund. Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of its advisory fee charged to the Investing Fund in an amount equal to the advisory fee payable by the Fund to Calamos Advisors that is attributable to the Investing Fund’s investment in the Fund, based on average daily net assets.
A discussion regarding the basis for the approval by the Board of Trustees of the Fund’s management agreement is included in the Trust’s annual report to shareholders for the period ending October 31, 2007.
Team Approach to Management. Calamos Advisors employs a team approach to portfolio management, with teams comprised generally of the Co-Chief Investment Officers (the “Co-CIOs”), directors, senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs, directors and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.
Portfolio holdings are reviewed and trading activity is discussed on a regular basis by all team members. Team members generally may make trading decisions guided by the Fund’s investment objective and strategy.
While day-to-day management of the portfolio is a team effort, the Director of Fixed Income and the Fund’s senior strategy analyst, along with the Co-CIOs, have primary and supervisory responsibility for the Fund and work with all team members in developing and executing the portfolio’s investment program. Each is further identified below.
John P. Calamos, Sr., Co-CIO of Calamos Advisors, generally focuses on macro-level investment themes. During the past five years, John P. Calamos, Sr. has been President and Trustee of the Trust and Chairman, CEO and Co-CIO of Calamos Advisors and its predecessor company.
Nick P. Calamos, Co-CIO of Calamos Advisors, also generally focuses on macro-level investment themes. During the past five years, Nick P. Calamos has been Vice President and Trustee (through June 2006) of the Trust and Senior Executive Vice President and Co-CIO of Calamos Advisors and its predecessor company.
Matthew Toms, Senior Vice President and Director of Fixed Income at Calamos Advisors (as of March 2007), has 13 years of experience in fixed income portfolios across multiple strategies, including core, core plus, high yield and global bond portfolios. Prior to joining Calamos, Mr. Toms was with The Northern Trust Company, where, since 2003, he led the Taxable Fixed Income Portfolio Management team in Chicago. In this capacity, he was responsible for the generation
PROSPECTUS           , 2008   7

Fund Facts
and implementation of investment strategies across all sectors of the global bond markets. Prior to this, Mr. Toms was on assignment in London and was responsible for the management of Global Credit Portfolios. Before joining Northern Trust in 2000, Mr. Toms was with Lincoln Financial Group where he was responsible for domestic and international credit analysis and portfolio management. Mr. Toms has a BBA degree with an emphasis in Finance from the University of Michigan and is a Charterholder of the Chartered Financial Analysts Institute.
Frank Rachwalski, Senior Vice President and Senior Strategy Analyst at Calamos Advisors (as of January 2007), has more than 30 years of fixed income experience, including senior management and research positions at Kemper Financial Services and its successor entities. As a managing director at Kemper and its successor entities, he was responsible for managing $40 billion in taxable, government and tax-exempt money market mutual funds. During the past five years prior to joining Calamos Advisors, Mr. Rachwalski was an adjunct faculty member at Lewis University and Robert Morris College in Chicago, Illinois and served as an expert witness on matters relating to the cash management industry. Mr. Rachwalski received his bachelor’s degree and MBA from Loyola University Chicago and is a Charterholder of the Institute of Chartered Financial Analysts.
The Fund’s Statement of Additional Information provides additional information about the Fund’s Co-CIOs, Director of Fixed Income and Senior Strategy Analyst, their ownership in the Calamos Family of Funds complex and their compensation.
What classes of shares does the Fund offer?
This prospectus offers four classes of shares of the Fund: Class A, Class B, Class C and Class I shares. The different classes of Fund shares are investments in the same portfolio of securities, but each class of shares has different expenses and will likely have different yields, but will seek to maintain stable net asset values (“NAVs”) of $1.00 per share. The main differences among Class A, Class B, Class C and Class I shares lie primarily in their sales charge structures and their distribution fees. Class A shares do not bear a sales charge, while Class B shares and Class C shares generally bear a contingent deferred sales charge at the time of redemption. Class A, Class B and Class C shares all bear distribution and/or service fees. Class I shares do not bear any initial or contingent deferred sales charges or distribution and/or service fees.
Class A shares
The offering price for Class A shares is the NAV per share. Class A shares also have a 0.25% distribution and/or service (12b-1) fee. See “Distribution and service (Rule 12b-1) plan” for more information about distribution and service fees.
Class B shares
Class B shares of the Fund are available only in exchange for Class B shares of another fund in the Calamos Family of Funds or the Prime Obligations Fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other funds in the Calamos Family of Funds. See “How can I buy shares? — Systematic Exchange Program” and “How can I buy shares? — By exchange.”
Your purchase price for Class B shares is their NAV — there is no front-end sales charge. However, if you redeem Class B shares within six years of the date that they were originally purchased in connection with establishing a systematic exchange program or, if they were received in exchange for Class B shares of another fund, the date that those original shares were purchased, you will pay a back-end sales charge, called a contingent deferred sales charge (“CDSC”). Although you pay no front-end sales charge when you buy Class B shares, the Fund’s distributor pays a sales commission of up to 4.00% of the amount invested to investment professionals and financial institutions that sell Class B shares (including Class B shares sold in connection with establishing a systematic exchange program). The Fund’s distributor receives any CDSC imposed when you sell your Class B shares.
     8  CALAMOS GOVERNMENT MONEY MARKET FUND

Fund Facts

The CDSC on Class B shares declines over the years you own the shares, and terminates completely after six years of ownership, measured from the first day of the month in which the shares were purchased. For any shares you sell within those six years, you may be charged at the following rates:

YEAR AFTER YOU BOUGHT SHARES	CONTINGENT DEFERRED SALES CHARGE
First year	5.00%

Second year	4.00

Third or fourth year	3.00

Fifth year	2.00

Sixth year	1.00
No order for Class B shares may exceed $100,000.
The Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class B shares are somewhat higher compared to Class A shares, which pay a distribution and/or service fee of 0.25%. After eight years, measured from the first day of the month in which you purchased the shares, Class B shares automatically convert to Class A shares, which means lower annual expenses from the ninth year on.
Class C shares
Class C shares of the Fund are available only in exchange for Class C shares of another fund in the Calamos Family of Funds or the Prime Obligations Fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other funds in the Calamos Family of Funds. See “How can I buy shares? — Systematic Exchange Program” and “How can I buy shares? — By exchange.”
When you purchase Class C shares in order to establish a systematic exchange program, you do not pay a front-end sales charge. However, if you redeem your Class C shares within 12 months of the date that they were originally purchased or, if they were received in exchange for Class C shares of another fund, the date that those original shares were purchased, you will be assessed a CDSC of 1.00%. Class C shares have a lower CDSC than Class B shares, but Class C shares DO NOT convert to Class A shares.
The Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class C shares are somewhat higher compared to Class A shares, which pay a distribution and/or service fee of 0.25%. No order for Class C shares may exceed $1,000,000.
Class I shares
The offering price for Class I shares (“Institutional Shares”) is the NAV per share with no initial sales charge. Institutional Shares are not subject to a CDSC or distribution or service fees.
Distribution and service (Rule 12b-1) plan
The Fund has a Distribution and Service Plan or “12b-1 Plan.” Under the plan, Class A shares pay a distribution and/or service fee in the aggregate annual rate of 0.25% of the average daily net assets of the class. Class B and Class C shares pay a service fee of 0.25% and a distribution fee of 0.75%. Institutional Shares do not pay any distribution or service fees. Since the Fund’s assets are used to pay 12b-1 fees on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than other types of sales charges. Consequently, long-term shareholders of Class C shares eventually may pay more than the economic equivalent of the maximum initial charges permitted by the National Association of Securities Dealers, Inc. (the “NASD”).
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Fund Facts
Contingent deferred sales charge
Any CDSC is based on the lesser of the redemption price or purchase price of the Fund shares. For purposes of determining a CDSC, Fund shares are considered sold on a first-in, first-out basis. The CDSC may be waived under certain circumstances. See the Statement of Additional Information for more information about the CDSC.
Which class of shares should I purchase?
The decision as to which class of shares you should purchase depends on a number of factors, including the amount and intended length of your investment. Institutional Shares may only be purchased by institutional investors, as described below under “Who may buy Institutional Shares?” Class B and Class C shares may only be purchased by exchange from another fund in the Calamos Family of Funds or from the Prime Obligations Fund, as described below under “How can I buy shares? — By exchange.” For more information about each share class, consult your financial advisor or call us toll free at 800.823.7386. Please note that financial services firms may receive different compensation depending upon which class of shares they sell.
Who may buy Institutional Shares?
The Fund’s Institutional Shares only may be purchased by institutional investors. In addition, clients of Calamos Wealth Management LLC (“CWM”), and certain institutional or other entities, such as investment companies, may purchase Institutional Shares under certain circumstances. Institutional Shares are also available, with the minimum initial investment waived, to current or retired trustees of the Trust, CAM and its subsidiaries, officers, employees and their immediate family members, including a spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.
What is the minimum amount I can invest in the Fund?
The minimum initial investment for Class A shares of the Fund is $2,500. For certain qualified retirement plans, such as individual retirement accounts, the minimum initial investment is $500. The minimum subsequent investment in Class A shares of the Fund is $50. The Fund may not waive or reduce the minimum initial or subsequent investment requirement, except for any omnibus account of any financial intermediary with whom Calamos Advisors has entered into an agreement, including profit sharing or pension plans, Section 401(k) plans and Section 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations.
The minimum initial investment required to purchase the Fund’s Institutional Shares is $1 million. There is no minimum subsequent investment requirement. Calamos Advisors may waive the Fund’s minimum initial investment requirement for Institutional Shares at its sole discretion. Institutional Shares are available for purchase without a minimum initial investment by clients of CWM, and tax-qualified employee benefit plans sponsored by Calamos Advisors or Calamos Financial Services LLC (“CFS”), the Fund’s distributor, for their employees.
How can I buy shares?
You may buy shares of the Fund by contacting us, your financial advisor or the broker-dealer that gave you this prospectus. Your financial advisor or another intermediary may charge for its services. You may purchase shares from us directly without any additional charges other than those described above. When you buy shares, be sure to specify whether you want Class A, Class B, Class C or Institutional Shares.
The offering price for shares will be the NAV per share next computed after receipt by the Fund’s transfer agent of your purchase order in good form on any day the New York Stock Exchange (the “NYSE”) is open for trading. Generally, if you place your order by 4:00 p.m. Eastern time, you will receive that day’s offering price. Orders placed after 4:00 p.m. Eastern time will receive the following business day’s offering price.
     10  CALAMOS GOVERNMENT MONEY MARKET FUND

Fund Facts

We generally do not sell Fund shares to investors residing outside the U.S., Guam, Puerto Rico and the U.S. Virgin Islands, even if they are U.S. citizens or lawful permanent residents of the U.S. We will sell shares to investors residing outside the U.S. if they have U.S. military APO or FPO addresses.
Each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates. You may buy shares using the following methods:
Systematic Exchange Program
You may make automatic exchanges on a regular basis of your Class A, Class B, or Class C shares for the same class of shares of another fund in the Calamos Family of Funds. Investing a fixed dollar amount at regular intervals, sometimes referred to as “dollar cost averaging,” may have the effect of reducing the average cost per share of the fund acquired. You may set up a systematic exchange program through your investment professional or financial institution, or by calling us at 800.823.7386.
By mail
You may purchase Class A shares of the Fund by sending a check payable to the Calamos Family of Funds, along with a completed account application to the Fund’s transfer agent: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. A subsequent investment may be made by detaching the stub from your account statement and sending it with your check in the envelope provided with your statement. All checks must be drawn on a U.S. bank in U.S. funds. The Fund will not accept cashier’s checks in amounts less than $10,000. To prevent check fraud, the Fund will not accept Treasury checks, credit card checks, traveler’s checks, starter checks or checks written by third parties for the purchase of shares. The Fund also will not accept money orders for the purchase of shares. A $25 charge will be imposed if any payment submitted for investment is returned, and the investor may be responsible for any loss sustained by the Fund. If you purchase shares by check or by electronic funds transfer via the Automatic Clearing House (“ACH”) Network, and redeem them shortly thereafter, payment may be delayed until the transfer agent is reasonably assured that the check has been collected, which may take 15 days.
By telephone
Once you have established an account, you may make subsequent purchases of Class A shares of $50 or more over the telephone by debiting your bank account. To electronically debit your bank account, you must hold your account at a financial institution that is an ACH member. The Fund will initiate most electronic transfers from your bank account to pay for the share purchase within that same business day. To permit telephone purchases, you must authorize telephone purchases on your account application. Call us at 800.823.7386 to purchase shares by telephone or to obtain an account application with the telephone purchase option. If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request to the Fund’s transfer agent, in writing along with a voided check, at U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.
The Fund may modify or terminate the ability to purchase shares by telephone at any time, or from time to time, without notice to shareholders. If your order to purchase shares of the Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund. The Fund and its transfer agent will be liable for losses resulting from unauthorized telephone purchases only if the Fund does not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.
By wire
You may purchase Class A shares or Institutional Shares by wiring funds from your bank. To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver by overnight mail
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Fund Facts
your account application to the transfer agent. Upon receipt of your completed application, the transfer agent will establish an account for you. Your application must include the name of the Fund you are purchasing, your account number and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:
For Class A shares:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
For Institutional Shares:
U.S. Bancorp Fund Services, LLC
Account #112-952-305
Further Credit:
(name of Fund)
(account registration)
(account number)
Before sending any wire, please advise the transfer agent of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Neither the Fund nor the transfer agent is responsible for delays in the Federal Reserve wire system.
By exchange
You may purchase Class A, Class B and Class C shares of the Fund by exchanging Class A, Class B and Class C shares, respectively, of another fund in the Calamos Family of Funds. In addition, if you have previously exchanged shares of another fund in the Calamos Family of Funds for shares of the Prime Obligations Fund, a money market portfolio of First American Funds (“Prime Obligations Shares”), you may exchange your Class A, Class B and Class C Prime Obligations Shares for Class A, Class B and Class C shares, respectively, of the Fund. For Class B and Class C shares, you will not pay a sales charge upon exchanging your shares, but the time period for the contingent deferred sales charge will continue to run. The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the Fund. You may exchange your shares by writing to us at the Calamos Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone exchange on your account application, you may also exchange your shares by calling us at 800.823.7386. An exchange may also be made by instructing your financial advisor or intermediary, who will communicate your instruction to us.
An exchange transaction is considered a sale and purchase of shares for Federal income tax purposes and may result in capital gain or loss.
The exchange privilege is not intended as a vehicle for short-term or excessive trading. Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, the Fund may suspend or permanently terminate the exchange privileges of any investor who appears to be engaged in short-term or excessive trading. Although an investor may be precluded from utilizing the exchange privilege, an investor’s ability to redeem shares of the Fund for cash will not be affected.
     12  CALAMOS GOVERNMENT MONEY MARKET FUND

Fund Facts

By automatic bank draft plan
If you own Class A shares of the Fund, you may purchase additional Class A shares of the Fund periodically through the Automatic Bank Draft Plan. Under the Plan, after your initial investment, you may authorize the Fund to withdraw from your bank checking or savings account an amount that you wish to invest, which must be $50 or more. Your financial institution must be a member of the ACH Network to participate. If you wish to enroll in this Plan, complete the appropriate application form. To obtain the form, call 800.823.7386. The Plan is not available to clients of financial advisors that offer similar investment services. The Fund may terminate or modify this privilege at any time. You may change your withdrawal amount or terminate your participation in the Plan at any time by notifying us by telephone or in writing at least five business days prior to the effective date of the next transaction. A request to change bank information for this Plan requires a signature guarantee. A $25 charge will be imposed if your bank rejects your payment.
How can I sell (redeem) shares?
You may redeem shares of the Fund by contacting us or your intermediary. Your intermediary may charge for its services. You may redeem shares from us directly without any additional charges other than those described below.
Once your instruction to sell Fund shares has been received, you may not cancel or revoke your request. It is, therefore, very important that you call us if you have any questions about the requirements for selling shares before submitting your request.
Through your broker-dealer (certain charges may apply)
Shares held for you in your broker-dealer’s name must be sold through the broker-dealer.
By writing to the Fund’s transfer agent
When your shares are held for you by the Fund’s transfer agent, you may sell your shares by sending a written request to: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. Your redemption request must:
1. specify the Fund, your account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;
2. be signed by all owners exactly as their names appear on the account; and
3. for each signature on the redemption request, include a signature guarantee, if necessary.
In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person signing on its behalf. Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.
By telephone
If you have elected the telephone redemption privilege, you may redeem your Class A, Class B or Class C shares by telephone. With the telephone redemption option, you may sell up to $50,000 worth of shares on any day. You may not redeem by telephone shares held in an IRA account or in an account for which you have changed the address within the preceding 30 days.
If you did not authorize telephone redemptions on your original account application, you may request telephone redemption privileges by submitting a request in writing with a signature guarantee. In addition, if you want redemption proceeds sent to your bank account by either wire transfer (at a current cost of $15 per transfer), or electronic funds transfer via the ACH Network at no cost, please also be sure to include your request along with a voided check for this
PROSPECTUS           , 2008   13

Fund Facts
bank account. Your request can be sent to U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone redemptions on your original account application, but would like to change the predetermined bank to which proceeds are sent, please submit your request in writing with a signature guarantee, along with a voided check for the new bank account. Only member banks may transmit funds via the ACH Network.
To redeem shares from your account by telephone, call 800.823.7386. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, the Fund will send your redemption proceeds only to the address or bank/brokerage account as shown on their records. The Fund also may record a call, request more information and send written confirmation of telephone transactions. The Fund and its transfer agent will be liable for losses from unauthorized telephone instructions only if the Fund does not follow reasonable procedures designed to verify the identity of the caller. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.
During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.
By wire
Broker-dealers or other intermediaries may communicate redemption orders by wire to the Fund’s transfer agent. There is no limit on redemption orders communicated by wire.
By systematic withdrawal plan
Under the Fund’s Systematic Withdrawal Plan, you may request that the Fund periodically redeem Class A, Class B or Class C shares having a specified redemption value and send you a check for the proceeds. In order to initiate the Systematic Withdrawal Plan, call 800.823.7386 and request a systematic withdrawal form. Your account must have a share balance of $25,000 or more. Withdrawal proceeds are likely to exceed dividends and distributions paid on shares in your account and therefore may deplete and eventually exhaust your account. The periodic payments are redemption proceeds and are taxable as such. The maximum annual rate at which Class B shares may be redeemed (and Class C shares in their first year following purchase) under the Systematic Withdrawal Plan is 10% of the NAV of the account. You may modify or terminate your Systematic Withdrawal Plan by written notice to the transfer agent at least seven business days prior to the start of the month in which the change is to be effective. You may have a check sent to your address of record or you may have proceeds sent to your predetermined bank account via electronic funds transfer through the ACH Network.
By exchange
You may redeem all or any portion of your shares of the Fund and use the proceeds to purchase shares of the same class of any of the other funds in the Calamos Family of Funds if your signed, properly completed application is on file. For Class B and Class C shares, you will not pay a sales charge upon exchanging your shares, but the time period for the contingent deferred sales charge will continue to run. However, exchanges of Class A shares from the Fund are subject to any initial sales charge applicable to the fund being exchanged into, unless the shares were previously acquired by an exchange from Class A shares of another fund in the Calamos Family of Funds upon which an initial sales charge was paid (or which represent reinvestment of dividends and distributions paid on such shares). An exchange transaction is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. See “How can I buy shares? — By exchange” for more information about the exchange privilege.
Signature guarantees
With respect to Class A, Class B and Class C shares, a signature guarantee is required for any redemption of $50,000 or more and for any redemption from an account that has submitted a change in address to the transfer agent within the last 30 days. You can obtain a signature guarantee from most broker-dealers, including CFS and financial institutions.
     14  CALAMOS GOVERNMENT MONEY MARKET FUND

Fund Facts

Redemption-in-kind
Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in liquid portfolio securities rather than cash. If that occurs, the redeeming shareholder might incur brokerage and/or other transaction costs to convert the securities to cash.
Processing time
If your redemption order is received in good form by the Fund’s transfer agent or another authorized agent of the Fund before 3:00 p.m., Eastern time, on a day the NYSE is open for trading, your redemption order will be processed at that day’s NAV, the redemption proceeds will, under ordinary circumstances, be wired to your account before the close of business that day and you will not receive that day’s dividend. If your redemption order is received at or after 3:00 p.m. and before 4:00 p.m., Eastern time, your redemption order will be processed at that day’s NAV and you will receive that day’s dividend.
The Fund will send your redemption proceeds to you by check to the address of record or by wire to a predetermined bank or brokerage account. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the redemption request and the cost of the wire (currently $15) will be deducted from the redemption proceeds. You may also have proceeds sent directly to a predetermined bank or brokerage account via electronic funds transfer through the ACH Network if your bank or brokerage firm is an ACH member. There is no charge for an electronic funds transfer through the ACH Network and your proceeds will be credited to your account within two to three business days. Proceeds from the sale of Fund shares will not be sent to you until the check used to purchase the shares has cleared, which can take up to 15 days after purchase. You may avoid this delay by buying shares with a wire transfer. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.
Small accounts
Due to the relatively high cost of handling small accounts, the Fund may give you 30 days written notice that it intends to redeem your shares, at the NAV of those shares, if your account has a value of less than $500. This would not apply if your account value declined to less than $500 as a result of market fluctuations.
Transaction information
Share price
The Fund’s share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open. The NYSE is regularly closed on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.
The NAV per share for each class of Fund shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. If shares are
PROSPECTUS           , 2008   15

Fund Facts
purchased or sold through an intermediary, it is the responsibility of that intermediary to transmit those orders to the Fund’s transfer agent so such orders will be received in a timely manner.
Order in good form
A purchase or redemption order is considered to be in good form when the Fund’s transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.
Portfolio Valuation
The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees. Pursuant to Rule 2a-7 under the 1940 Act, the Fund values its portfolio securities on an amortized cost basis. The amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the Fund’s net asset value is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the Fund’s portfolio securities.
Intermediaries
The Fund may authorize intermediaries to accept purchase, exchange and redemption orders on the Fund’s behalf. An order in good form received by an intermediary will be deemed to have been received by the Fund as of the time of receipt by the intermediary. It is the responsibility of that intermediary to transmit those orders to the Fund’s transfer agent so that such orders will be received in a timely manner. If you buy, exchange or redeem shares through an intermediary, you will pay or receive the Fund’s NAV as calculated in accordance with the Fund’s purchase and redemption procedures, after giving effect to any transaction charge imposed by the intermediary, unless the Fund rejects your order. See “How can I buy shares?” and “Processing time” for more information on the Fund’s purchase and redemption procedures and “Transaction restrictions” and “Excessive trading policies and procedures” for more information on the Fund’s right to reject purchase orders and the purchase portion of exchange orders.
If you buy and sell Fund shares through an intermediary, that intermediary may charge a fee for that service. The Fund cannot always identify individual accounts or transactions for an account that is facilitated by an intermediary. Due to differing operational and systems capabilities, an intermediary may calculate sales charges and fees and track transaction activity differently than the Fund. When transacting in Fund shares, be sure you understand how your intermediary calculates sales charges and fees and tracks transaction activity. CFS and its affiliates are currently subject to supplemental compensation payment requests by certain intermediaries. CFS or its affiliates may make payments to intermediaries, among other things, to help defray the costs incurred by qualifying intermediaries in connection with efforts to educate financial advisers about the Fund so they can make recommendations and provide services that are suitable and meet shareholder needs, to access intermediaries’ registered representatives, to obtain marketing support and to provide other specified services. CFS or its affiliates may make these payments, at their discretion and expense, to intermediaries who have sold Fund shares. The level of payments made to a qualifying intermediary in any given year will vary and in no case would exceed the sum of (a) 0.25% of the prior 12-month period’s Fund sales by that intermediary and (b) 0.12% of the average daily value of Fund shares held by customers of that intermediary during the period. A number of factors will be considered in determining whether CFS or its affiliates will agree to make requested payments, including the qualifying intermediary’s sales, assets and redemption rates, and the quality of the intermediary’s services.
     16  CALAMOS GOVERNMENT MONEY MARKET FUND

Fund Facts

Anti-money laundering compliance
The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund will request the following information from all investors: full name, date of birth, Social Security number and permanent street address. Corporate, trust, and other entity accounts must provide additional documentation. The Fund will use this information to verify your identity. The Fund will return your application and the monies received to establish your account if any of this information is missing. After your account is established, the Fund may request additional information from you to assist in verifying your identity. If the Fund is unable to verify your identity, they reserve the right to redeem your account at the current day’s NAV. If at any time the Fund believes you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” your account. The Fund also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Fund may also be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform you that it has taken the actions described above.
Transaction restrictions
The Fund reserves the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. The Fund generally expects to inform any investor within 24 hours if a purchase order has been rejected.
Excessive trading policies and procedures
The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares that are disruptive to effective portfolio management. However, the Fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund’s investments, and money market instruments in general, and the Fund’s intended purpose to serve as a short-term investment vehicle for shareholders, the Fund does not monitor or limit shareholder purchases and redemptions of its shares. However, the excessive trading policies and procedures provide the Fund with the right to reject any purchase order or the purchase portion of any exchange order by any investor for any reason, including orders that appear to be associated with market timing activities. If the Fund rejects the purchase portion of an exchange order, the Fund will honor the redemption portion of the exchange and provide the shareholder with the proceeds from that redemption.
Distributions and taxes
Distributions
Unless you requested on the account application or in writing that distributions be made in cash, all distributions are paid by crediting your account with additional Fund shares. These shares are valued at the next NAV that is computed after the distribution date. There is no sales charge applied. The Fund declares distributions daily and pays accumulated distributions monthly.
All distributions under $10 will automatically be reinvested into additional shares of the Fund, even if you elected to have distributions paid in cash. If a distribution check is returned undeliverable, or if a check remains outstanding for six months, the Fund reserves the right to reinvest those distributions in additional shares of that Fund at the current NAV and to designate the account as a dividend reinvestment account.
PROSPECTUS           , 2008   17

Fund Facts
Taxes
Distributions, whether received in cash or reinvested in additional Fund shares, are subject to federal income tax and may be subject to state or local taxes. The federal tax treatment will depend on your individual tax position. You may be subject to state and local taxes on your investment in the Fund, depending on the laws of your home state and locality.
The distributions paid by the Fund are subject to taxation as of the date of payment, except for those distributions declared in October, November or December and paid in January of the next year. Such a distribution will be treated as though it were received on December 31 of the year in which it is declared.
Distributions of the Fund’s net investment income, if any, generally will be taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, distributions of the Fund’s net short-term capital gain, if any, generally would be taxable as ordinary income and distributions of the Fund’s net long-term capital gain, if any, generally would be taxable as long-term capital gain.
Corporate shareholders will not be able to deduct any distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of “qualified dividend income” payable to individuals from certain domestic and foreign corporations.
The Fund may be required to withhold federal income tax (“backup withholding”) from payments to you if:

•	you fail to furnish your properly certified Social Security or other tax identification number;

•	you fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income; or

•	the Internal Revenue Service (“IRS”) informs the Fund that your tax identification number is incorrect.
These certifications are contained in the application that you complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.
Other information
Shareholder accounts
Each Fund shareholder receives quarterly account statements showing transactions in Fund shares, with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption or change of shareholder address (sent to both the former and the new address).
Retirement plans
You may use the Fund as an investment for your IRA, profit sharing plan, pension plan, Section 40l(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan and information regarding plan administration, fees, and other details are available from us and your plan administrator.
Portfolio security holdings disclosure
A description of the Fund’s policies and procedures in connection with the disclosure of portfolio security holdings of the Fund is available in the Fund’s Statement of Additional Information and on the Fund’s website, www.calamos.com.
Prospectuses and shareholder reports
The Fund reduces the number of duplicate prospectuses and annual and semiannual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call us at 800.823.7386 or write to us at the
     18  CALAMOS GOVERNMENT MONEY MARKET FUND

Fund Facts

Calamos Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201 if you want to receive individual copies of these documents. The Fund will begin sending you individual copies within 30 days of your request.
PROSPECTUS           , 2008   19

Financial Highlights
Selected data for an Institutional Share outstanding throughout the period were as follows:
The financial highlights table is intended to help you understand the Fund’s financial performance during the period indicated below. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders, which is available upon request. Financial highlights are not presented for Class A, Class B and Class C shares, because those classes commenced operation on or about the date of this prospectus.

May 16**
through
October 31,
2007

Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income (loss)	0.02

Net realized and unrealized gain (loss) from investments and foreign currency transactions	0.00

Total from investment operations	0.02

Distributions:
Dividends from net investment income	(0.02)

Dividends from net realized gains	—

Total distributions	(0.02)

Net asset value, end of period	$1.00

Total Return(a)	2.33%

Ratios and supplemental data:
Net assets, end of period (000)	$857,975

Ratio of net expenses to average net assets	0.26%*

Ratio of net investment income (loss) to average net assets	4.99%*

Ratio of gross expenses to average net assets prior to waiver of expenses by the Advisor	0.26%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, and does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of fund shares.

*	Annualized

**	Commencement of operations
     20  CALAMOS GOVERNMENT MONEY MARKET FUND

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If you would like more information about the Fund, the following resources are available upon request, free of charge:

The Statement of Additional Information provides more detailed information about the Fund and, except for the information in the section entitled "Financial Statements," is incorporated into this prospectus by reference.

Copies of the Statement of Additional Information are available, without charge, upon request by calling 800.582.6959 or by visiting the Fund's website at www.calamos.com. You can request other information and discuss your questions about the Fund by contacting Calamos Financial Services LLC at:

You can review the Fund's Statement of Additional Information at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies for free from the EDGAR database on the Commission's Internet website at http://www.sec.gov, or for a duplicating fee by calling or writing to:

Public Reference Section of the Commission
Washington, D.C. 20549-0102
Telephone: 202.942.8090
E-mail: publicinfo@sec.gov

FOR 24-HOUR AUTOMATED SHAREHOLDER ASSISTANCE
800.823.7386

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS
800.582.6959

VISIT OUR WEBSITE
www.calamos.com

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan St. 3rd floor
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Chicago, IL

LEGAL COUNSEL
Bell, Boyd & Lloyd LLP
Chicago, IL

CALAMOS®

Calamos Investments
2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959
www.calamos.com

© 2007 Calamos Holdings LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Holdings LLC. Investment strategies for your serious money™ is a trademark of Calamos Holdings LLC.

GMMPRO 03/08 811-05433

STATEMENT OF ADDITIONAL INFORMATION	, 2008
CALAMOS(R) GOVERNMENT MONEY MARKET FUND
2020 Calamos Court
Naperville, Illinois 60563
(630) 245-7200
Toll Free: (800) 8-CFS-FUND (800/823-7386)
     This Statement of Additional Information relates to CALAMOS(R) Government Money Market Fund (the “Fund”), which is a series of Calamos Investment Trust (the “Trust”). It is not a prospectus, but provides information that should be read in conjunction with the CALAMOS(R) Government Money Market Fund prospectus dated the same date as this Statement of Additional Information, and any supplements thereto, which are incorporated herein by reference. Audited financial statements for the Fund are incorporated herein by reference from the Fund’s annual report to shareholders for the period ended October 31, 2007. The prospectus and the annual and semi-annual reports of the Fund may be obtained without charge by writing or telephoning the Fund at the address or telephone numbers set forth above.

THE TRUST AND THE FUND
     The Trust was organized as a Massachusetts business trust on December 21, 1987. The Fund is an open-end, diversified management investment company. Prior to June 23, 1997, the name of the Trust was CFS Investment Trust.
INVESTMENT OBJECTIVE
     The Fund seeks maximum current income consistent with liquidity and stability of capital. The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities (“U.S. Government Obligations”), and repurchase agreements collateralized by U.S. Government Obligations. Under normal circumstances, the Fund expects to invest exclusively in such U.S. Government Obligations and repurchase agreements. Under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”), all securities purchased by the Fund must have remaining maturities of 397 days or less, and the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.
     The Fund’s investment objective may not be changed without the approval of a “majority of outstanding” shares of the Fund, as defined in the Investment Company Act. The Fund will notify shareholders at least 60 days prior to any change in its 80% policy.
INVESTMENT PRACTICES
     The prospectus contains information concerning the Fund’s investment objective and principal investment strategies and risks. This Statement of Additional Information provides additional information concerning those principal strategies and their associated risks.
U.S. GOVERNMENT OBLIGATIONS
     U.S. Government Obligations include securities that are issued or guaranteed by the U.S. Treasury and by various U.S. Government agencies and instrumentalities. U.S. Treasury obligations (“U.S. Treasuries”) include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasuries also include the separate principal and interest components of U.S. Treasuries that are traded under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government.
     Obligations issued or guaranteed by U.S. Government agencies and instrumentalities may be supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the instrumentality. Government agencies that issue or guarantee securities backed by the full faith and credit of the U.S. include the Government National Mortgage Association and the Small Business Administration. Government agencies and instrumentalities that issue or guarantee securities not backed by the full faith and credit of the U.S. include the Federal Farm Credit Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Land Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. in the event the agency or instrumentality does not meet its commitments.
     The Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency established or sponsored by the U.S. Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government Obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.
     The Fund’s yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors. The prepayment experience of the mortgages underlying mortgage-related securities, such as obligations issued by the Government National Mortgage Association, may affect the value of, and return on, an investment in such securities.

STRIPS
     STRIPS are U.S. Treasuries that have been issued without interest coupon or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasuries, and receipts or certificates representing interests in such stripped U.S. Treasuries and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates. For example, if interest rates decline, Government National Mortgage Association Certificates purchased at greater than par are more likely to be prepaid, which would cause a loss of principal. In anticipation of this, the Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.
     STRIPS do not entitle the holder to periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. STRIPS may be more volatile than similar non-stripped securities. Current federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.
     U.S. Treasuries that have been stripped by a member bank of the Federal Reserve System are considered “Government securities” for the purposes of Rule 2a-7 under the Investment Company Act. U.S. Treasuries that have been stripped by banks, brokerage firms or other entities (“privately-issued STRIPS”) are not considered “Government securities” and will be evaluated for creditworthiness in accordance with Rule 2a-7.
REPURCHASE AGREEMENTS
     Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into only tri-party repurchase agreements, whereby a third party sub-custodian continuously maintains collateral in an amount equal to, or in excess of, the market value of the underlying security, and to utilize only member banks of the Federal Reserve System, primary dealers (as designated by the Federal Reserve Bank of New York) and other trusted dealers (as approved by the board of trustees) in such securities. The Fund may enter into only repurchase agreements that are fully collateralized by U.S. Government Obligations. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund’s acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund’s money will be invested in the securities and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed 102% of the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed 102% of the value of the repurchase agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors LLC (“Calamos Advisors”), the Fund’s investment adviser, will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements. The Fund will not enter into a repurchase agreement not terminable within seven business days if, as a result thereof, more than 10% of the value of the net assets of the Fund would be invested in such securities and other illiquid securities.
VARIABLE AND FLOATING RATE SECURITIES
     Variable and floating rate securities provide for periodic adjustments in the interest rate paid on a security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer’s credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuer or certain financial intermediaries. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.
INVESTMENT RESTRICTIONS
     The Fund has elected to be classified as a diversified, open-end management investment company.
     The Fund operates under the following fundamental investment restrictions and may not:
(i)	make any investment inconsistent with the Fund’s classification as a diversified investment company under the Investment Company Act;

(ii)	purchase securities of any issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10%, of the outstanding voting securities of any one issuer, provided that this restriction does not limit the Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

(iii)	act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iv)	purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that the Fund may (a) enter into futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

(v)	make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities; provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(vi)	borrow, except from banks, other affiliated Funds and other entities to the extent permitted under the Investment Company Act(1);

(vii)	invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities(2); or (viii) issue any senior security, except to the extent permitted under the Investment Company Act(3).

(1)	The Fund’s borrowing practices are limited by the 1940 Act. Currently, under the 1940 Act, the Fund may borrow in an aggregate amount not exceeding 33 1/3% of its total assets for any purpose, but borrowings from entities other than banks may not exceed 5% of its total assets and may be only as a temporary measure for extraordinary or emergency purposes, unless the Fund has received an exemptive order from the SEC permitting it to borrow from other affiliated funds in excess of 5% of its total assets. The Fund does not intend to purchase securities when its borrowings exceed 5% of total assets.

(2)	The SEC staff has taken the position that an investment company may not invest in a security if 25% or more of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers of a particular industry. The Fund intends to comply with the staff’s interpretation of the industry concentration requirement.

(3)	Currently, under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where the indebtedness is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

     In addition to the fundamental restrictions listed above, and as a non-fundamental policy, the Fund may not:
(a)	invest in shares of other investment companies, except as permitted by the Investment Company Act(4);

(b)	invest in companies for the purpose of exercising control or management;

(c)	purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

(d)	make short sales of securities, except that the Fund may make short sales of securities (i) if the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities;

(e)	invest more than 25% of its net assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by ADRs and securities guaranteed by a U.S. person); or

(f)	invest more than 10% of the Fund’s net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days.
     The fundamental investment restrictions above may not be changed without the approval of a “majority of outstanding” shares of the Fund. The non-fundamental investment restrictions above may be changed by the board of trustees without shareholder approval.
     Notwithstanding the foregoing non-fundamental investment restrictions, the Fund may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Fund’s ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund’s interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund’s portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.
(4) The Fund may only invest in other registered money market funds.
MANAGEMENT
TRUSTEES AND OFFICERS
     The management of the Trust, including general supervision of the duties performed for the Fund under the investment management agreement between the Trust and Calamos Advisors, is the responsibility of its board of trustees. Each trustee elected will hold office for the lifetime of the Trust or until such trustee’s earlier resignation, death or removal; however, each trustee who is not an interested person of the Trust shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 72 years.
     The following table sets forth each trustee’s name, age at November 30, 2007, position(s) with the Trust, number of portfolios in the Calamos Fund Complex overseen, principal occupation(s) during the past five years and other directorships held, and date first elected or appointed. Each trustee oversees the Fund.

TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:

NAME AND AGE	POSITION(S) WITH TRUST	PORTFOLIOS OVERSEEN	PRINCIPAL OCCUPATION(S) AND OTHER DIRECTORSHIPS
John P. Calamos, Sr., 67*	Trustee and President	19	Chairman, CEO, and Co-Chief Investment Officer, Calamos Asset Management, Inc. (“CAM”), Calamos Holdings LLC (“CHLLC”) and Calamos Advisors LLC and its predecessor (“Calamos Advisors”), and President and Co-Chief Investment Officer, Calamos Financial Services LLC and its predecessor(“CFS”); Director, CAM
     TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:

NAME AND AGE	POSITION(S) WITH TRUST	PORTFOLIOS OVERSEEN	PRINCIPAL OCCUPATION(S) AND OTHER DIRECTORSHIPS
Joe F. Hanauer, 70	Trustee (since 2001)	19	Private investor; Director, MAF Bancorp (bank holding company); Chairman and Director, Move, Inc., (internet provider of real estate information and products); Director, Combined Investments, L.P. (investment management)

Weston W. Marsh, 57	Trustee (since 2002)	19	Of Counsel, and prior thereto, Partner, Freeborn & Peters (law firm)

John E. Neal, 57	Trustee (since 2001)	19	Private investor; Managing Director, Bank One Capital Markets, Inc. (investment banking) (2000-2004); Director, Focused Health Services (private disease management company), and Equity Residential (publicly-owned REIT), Ranir LLC (oral products company) and CBA Commercial (commercial mortgage securitization company); Partner, Private Perfumery LLC (private label perfume company) and Linden LLC (health care private equity)

William R. Rybak, 56	Trustee (since 2002)	19	Private investor; formerly Executive Vice President and Chief Financial Officer, Van Kampen Investments, Inc. (investment manager); Director, Howe Barnes Hoefer Arnett, Inc. (investment services firm) and PrivateBancorp, Inc. (bank holding company); Trustee, JNL Series Trust, JNL Investors Series Trust and JNL Variable Fund LLC**

Stephen B. Timbers, 63	Trustee (since 2004); Lead Independent Trustee (since 2005)	19	Private investor; formerly Vice Chairman, Northern Trust Corporation (bank holding company); formerly President and Chief Executive Officer, Northern Trust Investments, N.A. (investment manager); formerly President, Northern Trust Global Investments, a division of Northern Trust Corporation and Executive Vice President, The Northern Trust Corporation; formerly Director, Northern Trust Securities, Inc.

David D. Tripple, 63	Trustee (since 2006)	19	Private investor; Trustee, Century Shares Trust and Century Small Cap Select Fund***

*	Mr. Calamos is an “interested person” of the Trust as defined in the Investment Company Act because he is an officer of the Trust and an affiliate of Calamos Advisors and CFS.

**	Overseeing 94 portfolios in fund complex.

***	Overseeing two portfolios in fund complex.
The address of the Trustees is 2020 Calamos Court, Naperville, Illinois 60563.

     OFFICERS. The preceding table gives information about John P. Calamos, Sr., who is president of the Trust. The following table sets forth each other officer’s name and age at November 30, 2007, position with the Trust and date first appointed to that position, and principal occupation(s) during the past five years. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

NAME AND AGE	POSITION(S) WITH TRUST	PRINCIPAL OCCUPATION(S)
Nick P. Calamos, 46	Vice President (since 1992)	Senior Executive Vice President and Co-Chief Investment Officer, CAM, CHLLC, Calamos Advisors and CFS

Nimish S. Bhatt, 44	Vice President and Chief Financial Officer (since 2007)	Senior Vice President and Director of Operations, CAM, CHLLC, Calamos Advisors and CFS (since 2004); prior thereto, Senior Vice President, Alternative Investments and Tax Services, the BISYS Group, Inc.

Patrick H. Dudasik, 52	Vice President (since 2001)	Executive Vice President, Chief Financial Officer and Treasurer, CAM and CHLLC (since 2004), Calamos Advisors and CFS (since 2001); Chief Operating Officer, CAM, CHLLC and CFS (since 2007); Administrative Officer, CAM and CHLLC (2004-2005), Calamos Advisors and CFS (2001-2005)

Cheryl L. Hampton, 38	Treasurer (since 2007)	Vice President, Calamos Advisors (since March 2007); Tax Director, PricewaterhouseCoopers LLP (1999 – 2007)

Stathy Darcy, 41	Secretary (since 2007)	Vice President and Associate Counsel, Calamos Advisors (since 2006); prior thereto, Partner, Chapman and Cutler LLP (law firm)

Mark J. Mickey, 56	Chief Compliance Officer (since 2005)	Chief Compliance Officer, Calamos Funds (since 2005) and Chief Compliance Officer, Calamos Advisors (2005-2006); Director of Risk Assessment and Internal Audit, Calamos Advisors (2003-2005); President, Mark Mickey Consulting (2002-2003)

The address of each officer is 2020 Calamos Court, Naperville, Illinois 60563.
     COMMITTEES OF THE BOARD OF TRUSTEES. The Trust’s board of trustees currently has six standing committees:
Executive Committee. Messrs. Calamos and Timbers are members of the executive committee, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions. Mr. Calamos is an interested trustee of the Trust.
Dividend Committee. Mr. Calamos serves as the sole member of the dividend committee. The dividend committee is authorized to declare distributions on the shares of the Trust’s series in accordance with such series’ distribution policies, including, but not limited to, regular dividends, special dividends and short- and long-term capital gains distributions.
Audit Committee. Messrs. Hanauer, Marsh, Neal, Rybak, Timbers and Tripple serve on the audit committee. The audit committee operates under a written charter adopted and approved by the board. The audit committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors’ performance, reviews the results of the Trust’s audit and responds to other matters deemed appropriate by the board. All members of the audit committee are independent trustees of the Trust.
Valuation Committee. Messrs. Marsh, Timbers and Tripple serve on the valuation committee. The valuation committee operates under a written charter approved by the board. The valuation committee oversees valuation matters of the Trust delegated to the pricing committee, including the fair valuation determinations and methodologies proposed and utilized by the pricing committee, reviews the Trust’s valuation procedures and their application by the pricing committee, reviews pricing errors and procedures for calculation of net asset value of each series of the Trust and responds to other matters deemed appropriate by the board.

Governance Committee. Messrs. Hanauer, Marsh, Neal, Rybak, Timbers and Tripple serve on the governance committee. The governance committee operates under a written charter adopted and approved by the board. The governance committee oversees the independence and effective functioning of the board of trustees and endeavors to be informed about good practices for mutual fund boards. It also makes recommendations to the board regarding compensation of independent trustees. The governance committee also functions as a nominating committee by making recommendations to the board of trustees regarding candidates for election as non-interested trustees. The governance committee looks to many sources for recommendations of qualified trustees, including current trustees, employees of Calamos Advisors, current shareholders of the Fund, search firms that are compensated for their services and other third party sources. Any such search firm identifies and evaluates potential candidates, conducts screening interviews and provides information to the governance committee with respect to the individual candidates and the market for available candidates. In making trustee recommendations, the governance committee considers a number of factors, including a candidate’s background, integrity, knowledge and relevant experience. These factors are set forth in an appendix to the committee’s charter. Any prospective candidate is interviewed by the trustees and officers, and references are checked. The governance committee will consider shareholder recommendations regarding potential trustee candidates that are properly submitted to the governance committee for its consideration.
     A Fund shareholder who wishes to propose a trustee candidate must submit any such recommendation in writing via regular mail to the attention of the Trust’s Secretary, at the address of the Trust’s principal executive offices. The shareholder recommendation must include:
•	the number and class of all shares of the Trust’s series owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially;

•	a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references;

•	information as to whether the candidate is, has been or may be an “interested person” (as such term is defined in the Investment Company Act) of the Trust, Calamos Advisors or any of its affiliates, and, if believed not to be or have been an “interested person,” information regarding the candidate that will be sufficient for the committee to make such determination;

•	the written and signed consent of the candidate to be named as a nominee and to serve as a trustee of the Trust, if elected;

•	a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the shareholder recommendation is being made, and if none, so specify;

•	the class or series and number of all shares of the Trust’s series owned of record or beneficially by the candidate, as reported by the candidate; and

•	such other information that would be helpful to the governance committee in evaluating the candidate.
     The governance committee may require the nominating shareholder to furnish other information it may reasonably require or deem necessary to verify any information furnished pursuant to the procedures delineated above or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a trustee. If the nominating shareholder fails to provide such additional information in writing within seven days of receipt of written request from the governance committee, the recommendation of such candidate will be deemed not properly submitted for consideration, and the governance committee is not required to consider such candidate.
     Unless otherwise specified by the governance committee’s chairman or by legal counsel to the non-interested trustees, the Trust’s Secretary will promptly forward all shareholder recommendations to the governance committee’s chairman and the legal counsel to the non-interested trustees, indicating whether the shareholder recommendation has been properly submitted pursuant to the procedures adopted by the governance committee for the consideration of trustee candidates nominated by shareholders.

     Recommendations for candidates as trustees will be evaluated, among other things, in light of whether the number of trustees is expected to change and whether the trustees expect any vacancies. During periods when the governance committee is not actively recruiting new trustees, shareholder recommendations will be kept on file until active recruitment is under way. After consideration of a shareholder recommendation, the governance committee may dispose of the shareholder recommendation.
In addition to the above committees, there is a pricing committee, appointed by the board of trustees, comprised of officers of the Trust and employees of Calamos Advisors.
     The following table identifies the number of meetings the board and each committee held during the Trust’s fiscal year ended October 31, 2007.

NUMBER OF MEETINGS DURING
THE FISCAL YEAR ENDED
OCTOBER 31, 2007
Board	6
Executive Committee	0
Audit Committee	5
Governance Committee	2
Dividend Committee	0
Valuation Committee*	3

*	The valuation committee was authorized on December 14, 2006.
     All of the trustees and committee members then serving attended at least 75% of the meetings of the board of trustees and applicable committees held during the fiscal year ended October 31, 2007.
TRUSTEE AND OFFICER COMPENSATION. Mr. John Calamos, the trustee who is an “interested person” of the Trust, does not receive compensation from the Trust. Although they are compensated, the non-interested trustees do not receive any pension or retirement benefits from the Trust. Mr. Mickey is the only Trust officer who receives compensation from the Trust. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Trust during the period indicated to each of the current trustees and officers compensated by the Trust.

	FISCAL YEAR ENDED OCTOBER 31, 2007
	AGGREGATE	TOTAL COMPENSATION
	COMPENSATION	FROM CALAMOS
NAME	FROM THE FUND(1)	FUND COMPLEX(2)(3)
John P. Calamos, Sr.	$0	$0
Joe F. Hanauer	2,120	131,000
Weston W. Marsh	2,365	143,000
John E. Neal	2,502	154,000
William R. Rybak	2,331	144,000
Stephen B. Timbers	3,046	183,000
David D. Tripple	2,536	150,500
Mark J. Mickey	2,302	150,000

(1)	The Fund commenced operation as of May 16, 2007.

(2)	Includes fees deferred during the relevant period pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the series of the Trust selected by the trustee. As of October 31, 2007, the values of the deferred compensation accounts of each of Messrs. Marsh and Neal were $410,378 and $649,111, respectively.

(3)	Consisting of 19 portfolios as of the end of the period indicated.

     Beginning on November 1, 2007, the compensation paid to the non-interested trustees of the Trust for their services as such consists of an annual retainer fee in the amount of $80,000, with annual supplemental retainers of $40,000 to the lead independent trustee, $20,000 to the chair of the audit committee and $10,000 to the chair of any other committee. Each non-interested trustee receives a meeting attendance fee of $6,000 for any board meeting attended in person, $3,000 for any board meeting attended by telephone and $3,000 for any committee meeting attended in person or by telephone.
     Compensation paid to the non-interested trustees is allocated among the series of the Trust in accordance with a procedure determined from time to time by the board.
     The Trust has adopted a deferred compensation plan for non-interested trustees (the “Plan”). Under the Plan, a trustee who is not an “interested person” of Calamos Advisors and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation otherwise would have been paid to the trustee. The value of a trustee’s deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the series of the Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee’s beneficiaries. The Fund’s obligation to make payments under the Plan is a general obligation of the Fund. The Fund is not liable for the obligations of any other series of the Trust to make payments under the Plan.
     At December 31, 2007, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of all funds in the Fund Complex having values within the indicated dollar ranges.

AGGREGATE
DOLLAR RANGE
	GOVERNMENT	OF SHARES OF
	MONEY MARKET	ALL FUNDS IN THE
	FUND	FUND COMPLEX
John P. Calamos, Sr.	[To be completed by amendment]	[To be completed by amendment]
Joe F. Hanauer
Weston W. Marsh
John E. Neal
William R. Rybak
Stephen B Timbers
David D. Tripple
     No trustee who is not an “interested person” of the Trust owns beneficially or of record, any security of Calamos Advisors, CFS, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Calamos Advisors or CFS.
     PROXY VOTING PROCEDURES. The Fund has delegated proxy voting responsibilities to Calamos Advisors, subject to the board of trustees’ general oversight. The Fund expects Calamos Advisors to vote proxies related to the Fund’s portfolio securities for which the Fund has voting authority consistent with the Fund’s best economic interests. Calamos Advisors has adopted its own Proxy Voting Policies and Procedures (the “Policies”). The Policies address, among other things, conflicts of interest that may arise between the Funds’ interests, and the interests of Calamos Advisors and its affiliates.
     The following is a summary of the Policies used by Calamos Advisors in voting proxies.
     To assist it in voting proxies, Calamos Advisors has established a committee comprised of members of its Portfolio Management and Research Departments. The committee and/or its members will vote proxies using the following guidelines.
     In general, if Calamos Advisors believes that a company’s management and board have interests sufficiently aligned with the Fund’s interest, Calamos Advisors will vote in favor of proposals recommended by the company’s board. More specifically, Calamos Advisors seeks to ensure that the board of directors of a company is sufficiently aligned with security holders’ interests and provides proper oversight of the company’s management. In many cases this may be best accomplished by having a majority of independent board members. Although Calamos Advisors will examine board member elections on a case-by-case basis, it will generally vote for the election of directors that would result in a board comprised of a majority of independent directors.
     Because of the enormous variety and complexity of transactions that are presented to shareholders, such as mergers, acquisitions, reincorporations, adoptions of anti-takeover measures (including adoption of a shareholder rights plan, requiring supermajority voting on particular issues, adoption of fair price provisions, issuance of blank check preferred stocks and the creation of a separate class of stock with unequal voting rights), changes to capital structures (including authorizing additional shares, repurchasing stock or approving a stock split), executive compensation and option plans, that occur in a variety of industries, companies and market cycles, it is extremely difficult to foresee exactly what would be in the best interests of the Fund in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction. Accordingly, Calamos Advisors will vote on a case-by-case basis on proposals presenting these transactions.
     Finally, Calamos Advisors has established procedures to help resolve conflicts of interests that might arise when voting proxies for the Fund. These procedures provide that the committee, along with Calamos Advisors’ Legal and Compliance Departments, will examine conflicts of interests with the Fund of which Calamos Advisors is aware and seek to resolve such conflicts in the Fund’s best interests, irrespective of any such conflict. If a member of the committee has a personal conflict of interest, that member will refrain from voting and the remainder of the committee will determine how to vote the proxy solely on the investment merits of any proposal. The committee will then memorialize the conflict and the procedures used to address the conflict.
     The Trust is required to file with the SEC its complete proxy voting record for the 12-month period ending June 30, by no later than August 31 of each year. The Trust’s proxy voting record for the most recent 12-month period ending June 30 is available by August 31 of each year (1) on the SEC’s website at www.sec.gov and (2) without charge, upon request, by calling 800-582-6959.
     You may obtain a copy of Calamos Advisors’ Policies by calling (800) 582-6959, by visiting Calamos Advisors’ website at www.calamos.com, by writing Calamos Advisors at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563, and on the Commission’s website at www.sec.gov.
     DISCLOSURE OF PORTFOLIO HOLDINGS. The board of trustees, including a majority of the non-interested trustees, has adopted policies and procedures to govern the disclosure of portfolio security holdings. The board of trustees considered the circumstances under which portfolio security holdings may be disclosed to different categories of persons and how to address actual and potential conflicts of interests between the interests of the Fund’s shareholders, on the one hand, and those of Calamos Advisors and CFS, on the other. After giving due consideration to such matters and after exercising their fiduciary duties and reasonable business judgment, the board of trustees determined that the Fund has a legitimate business purpose for disclosing portfolio security holdings to the persons described in the policies and procedures, and that the policies and procedures are reasonably designed to ensure that disclosures of portfolio security holdings are not opposed to the best interests of shareholders and appropriately address the potential for material conflicts of interest.
     Calamos Advisors and CFS carry out the policies and procedures governing disclosure of portfolio security holdings, and as such have access to information regarding portfolio security holdings on a daily basis and may disclose that information to the Fund’s service providers and other third parties only in accordance with the policies and procedures adopted by the board of trustees.
Disclosure to the Public
     A complete list of portfolio security holdings as of the last business day of the preceding fiscal quarter may be disclosed no earlier than 45 days and no later than 60 days after such quarter. In addition, a complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed no earlier than 30 days after such quarter. The information relating to both the preceding fiscal quarter and the preceding calendar quarter will be posted on www.calamos.com.
     A subset of the Fund’s portfolio security holdings, such as a top ten list or representative holdings, as of the last business day of the preceding month may be disclosed no earlier than 10 days after such month end. This information will be posted on www.calamos.com pursuant to the procedures.

Non-Public Disclosure
     Disclosure to Rating and Ranking Agencies. A complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed to rating or ranking agencies, such as Standard & Poor’s Corporation, a division of the McGraw-Hill Companies (“S&P”), Moody’s Investor Services, Inc. (“Moody’s”), Morningstar, Inc. (“Morningstar”) and Lipper, Inc. (“Lipper”), no earlier than 30 days after the end of such quarter. Any non-public disclosure to rating or ranking agencies shall be made subject to a duty of confidentiality, including a duty not to trade on non-public information. As of January 31, 2008, the following rating or ranking agencies are provided portfolio security holdings information in connection with the above procedures: [To be completed by amendment].
     Disclosure to Third Parties. Portfolio security holdings may be disclosed more frequently than described above to third parties, with little or no lag time, when the Fund has a legitimate business purpose for doing so. The frequency and lag time of such disclosure is based upon each party’s need for the information. Third parties include, but are not limited to, the Fund’s investment adviser, principal underwriter, custodian, transfer agent, administrator, fund accounting agent, financial accounting agent, independent auditors, attorneys or such other selected third parties. As of January 31, 2008, the following parties receive non-public portfolio security holdings disclosure: [To be completed by amendment]. The third parties have a duty to keep the Fund’s non-public information confidential either through written contractual arrangements with the Fund or Calamos Advisors, or by the nature of their fiduciary duty with respect to the Fund, which includes a duty of confidentiality and a duty to refrain from trading on non-public information. The Fund may be harmed if the service providers breach any non-contractual duty to keep the Fund’s non-public information confidential as the Fund may have no contractual remedies or recourse against such breaching parties.
     In certain circumstances, Calamos Advisors may disclose portfolio security holdings information on an accelerated basis (prior to disclosure of the information to the public) and outside of an ongoing arrangement, with the authorization of Calamos Advisors’ General Counsel or the Trust’s Chief Compliance Officer, when a legitimate business purpose exists for disclosing such information. For example, from time to time Calamos Advisors may receive requests for proposals (RFPs) from consultants or potential clients that request information about the Fund’s holdings prior to disclosure of the information to the public. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where Calamos Advisors has reason to believe that the data will be used only for legitimate business purposes and not for trading.
     In addition, the Fund, Calamos Advisors, CFS and the Fund’s administrator and custodian may, for legitimate business purposes within the scope of their duties and responsibilities, disclose portfolio security holdings (whether a complete list of portfolio security holdings or a subset thereof) and other positions comprising the Fund’s assets to one or more broker-dealers or foreign custodians during the course of, or in connection with, normal day-to-day securities and derivative transactions with or through such broker-dealers or foreign custodians, subject to such broker-dealer’s obligation and/or foreign custodian’s fiduciary duty not to disclose or use material, non-public information concerning the Fund’s portfolio security holdings without the consent of the Fund or its agents. Any such disclosure must be approved in writing by Calamos Advisors’ General Counsel or, in his absence, the Trust’s Chief Compliance Officer.
     Disclosures required by Applicable Law. The Fund, Calamos Advisors and CFS may disclose portfolio security holdings information of the Fund as may be required by applicable law, rule, regulation or court order. Any officer of the Fund, Calamos Advisors or CFS is authorized to disclose portfolio security holdings pursuant to these policies and procedures.
     As part of the Fund’s compliance program under Rule 38a-1 under the Investment Company Act, the Trust’s Chief Compliance Officer periodically will review or cause to be reviewed portfolio security holding disclosures in order to seek compliance with these policies and procedures. The board of trustees will oversee disclosures through the reporting of the Chief Compliance Officer.
     The Fund, Calamos Advisors and CFS do not receive compensation or other consideration for the disclosure of portfolio security holdings.

INVESTMENT ADVISORY SERVICES
     Investment management and certain other services are provided to each series of the Trust by Calamos Advisors pursuant to a Management Agreement (the “Management Agreement”) dated August 1, 2000, as amended. Calamos Advisors also furnishes office space, equipment and management personnel to the Trust. For more information, see the prospectus under “Who manages the Fund?” The Fund pays Calamos Advisors a fee based on its average daily net assets that is accrued daily and paid on a monthly basis at the annual rate of 0.20% on the first $500 million, 0.19% on the next $500 million, 0.18% on the next $10 billion (over $1 billion to $11 billion), 0.17% on the next $10 billion (over $11 billion to $21 billion), 0.16% on the next $10 billion (over $21 billion to $31 billion), and 0.15% on average daily net assets in excess of $31 billion.
     Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family.
     During the period shown below, the Fund paid total advisory fees and was reimbursed by Calamos Advisors for expenses in excess of applicable expense limitation as follows:

PERIOD ENDED
10/31/07 (1)
DESCRIPTION OF FUND
Government Money Market Fund
Advisory fee	$829,031
Waiver or reimbursement	—
Net fee	829,031

(1)	The Fund commenced operation on May 16, 2007.
     The use of the name “Calamos” in the name of the Trust and in the name of the Fund is pursuant to licenses granted by Calamos Advisors, and the Trust has agreed to change the names to remove those references if Calamos Advisors ceases to act as investment adviser to the Fund.
EXPENSES
     Subject to the expense limitations described below, the Fund pays all its own operating expenses that are not specifically assumed by Calamos Advisors, including (i) fees of Calamos Advisors; (ii) interest, taxes and any governmental filing fees; (iii) compensation and expenses of the trustees, other than those who are interested persons of the Trust, Calamos Advisors or CFS; (iv) legal, audit, custodial and transfer agency fees and expenses; (v) fees and expenses related to the Fund’s organization and registration and qualification of the Fund and its shares under federal and state securities laws; (vi) expenses of printing and mailing reports, notices and proxy material to shareholders, and expenses incidental to meetings of shareholders; (vii) expenses of preparing prospectuses and of printing and distributing them to existing shareholders; (viii) insurance premiums; (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the normal course of the business of the Trust; and (x) brokerage commissions and other transaction-related costs.
     Calamos Advisors has contractually agreed to reimburse Fund expenses through February 28, 2009 to the extent necessary so that the Fund’s total annual operating expenses after any such reimbursement do not exceed 0.52% for Class A shares, 1.27% for Class B shares or Class C shares and 0.27% for Class I shares. After such date, the expense limitation may be terminated or revised.
     Other funds in the Calamos Family of Funds complex (each, an “Investing Fund”) may invest a portion of their assets in the Fund. Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of its advisory fee charged to the Investing Fund in an amount equal to the advisory fee payable by the Fund to Calamos Advisors that is attributable to the Investing Fund’s investment in the Fund, based on average daily net assets.
TEAM APPROACH TO MANAGEMENT
     Calamos Advisors employs a team approach to portfolio management, with teams comprised generally of the Co-Chief Investment Officers (the “Co-CIOs”), directors, senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs, directors and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies. John P. Calamos, Sr. and Nick P. Calamos, Co-CIOs of Calamos Advisors, each generally focus on macro-level investment themes. Matthew Toms is Director of Fixed Income and Frank Rachwalski is a senior strategy analyst. The Co-CIOs, Director of Fixed Income and senior strategy analyst are referred to collectively as “Team Leaders.”

The Team Leaders also have responsibility for the day-to-day management of accounts other than the Fund. Information regarding these other accounts for the periods indicated is set forth below.

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT
TYPE AS OF October 31, 2007*
	REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT		OTHER
	COMPANIES		VEHICLES		ACCOUNTS
Team Leader	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS
John P. Calamos, Sr.	[To be completed by amendment]
Nick P. Calamos
Matthew Toms
Frank Rachwalski

NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS
PERFORMANCE BASED AS OF October 31, 2007*
	REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT		OTHER
	COMPANIES		VEHICLES		ACCOUNTS
Team Leader	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS
John P. Calamos, Sr.	[To be completed by amendment]
Nick P. Calamos
Matthew Toms
Frank Rachwalski

*	Each Team Leader may invest for his own benefit in securities held in brokerage and mutual fund accounts. The information shown in the tables does not include information about those accounts where the Team Leader or members of his family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos Advisors or any of its affiliates.
     Other than potential conflicts between investment strategies, the side-by-side management of both the Fund and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the Team Leaders (e.g., cross trades between the Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross trades in securities held by the Fund in accordance with the rules promulgated under the Investment Company Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.
     A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors’ head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to the Director of Compliance on a monthly basis.
     Messrs. Calamos and Calamos, Sr. advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a Team Leader to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to a Team Leader from such accounts due to unrealized appreciation as well as realized gains in the client’s account.
     As of October 31, 2007, Messrs. Calamos and Calamos, Sr. receive all of their compensation from Calamos Asset Management, Inc. Each has entered into employment agreements that provide for compensation in the form of an annual base salary and a discretionary target bonus, each payable in cash. Their discretionary target bonus is set at a percentage of the respective base salary, ranging from 300% to 600%, with a maximum annual bonus opportunity of 150% of the target bonus. Also, due to the ownership and executive management positions with Calamos Advisors and its parent company, additional multiple corporate objectives are utilized to determine the discretionary target bonus for Messrs. Calamos and Calamos, Sr. For 2006, the additional corporate objectives were: marketing effectiveness, as measured by redemption rate compared to an absolute target; advisory fee revenues, measured by growth in revenues; operating efficiencies, as measured by operating margin percentage compared to a ranking of the top operating margins of companies in the industry; and stock price performance.
     As of October 31, 2007, Frank Rachwalski and Matthew Toms receive all of their compensation from Calamos Advisors. They each receive compensation in the form of an annual base salary and a discretionary target bonus, each payable in cash. Their discretionary target bonus is set at a percentage of their respective base salaries.
     The amounts paid to all Team Leaders and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The Team Leaders’ compensation structure does not differentiate between the Funds and other accounts managed by the Team Leaders, and is determined on an overall basis, taking into consideration the performance of the various strategies managed by the Team Leaders. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the discretionary target bonus, as well as overall performance of Calamos Advisors.
     All Team Leaders are eligible to receive annual equity awards under a long term incentive compensation program. With respect to Messrs. Calamos and Calamos, Sr., the target annual equity awards are set at a percentage of base salary. With respect to Messrs. Toms and Rachwalski, the target annual equity awards are each set at a percentage of the respective base salary.
     Historically, the annual equity awards granted under the long-term incentive compensation program have been comprised of stock options and restricted stock units. The stock options and restricted stock units issued to date have vested annually in one-third installments beginning in the fourth year after the grant date and each award has been subject to accelerated vesting under certain conditions. Unless terminated early, the stock options have a ten-year term.
     As of October 31, 2007, none of the Team Leaders beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) any shares of the Fund.
DISTRIBUTION PLAN
     The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), whereby Class A shares, Class B shares and Class C shares of the Fund pay to CFS service and distribution fees as described in the prospectus. No distribution or service fees are paid with respect to Class I shares. CFS may use the amount of such fees to defray the costs of commissions and service fees paid to broker-dealers and other financial intermediaries whose customers invest in shares of the Funds and for other purposes.
     The Trust’s board of trustees has determined that the Plan could be a significant factor in the growth and retention of Fund assets, resulting in a more advantageous expense ratio and increased investment flexibility, which could benefit each class of Fund shareholders. A cash flow from sales of shares may enable the Fund to meet shareholder redemptions without having to liquidate portfolio securities and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The board also considered that continuing growth in the Fund’s size would be in the shareholders’ best interests because increased size would allow the Fund to realize certain economies of scale in their operations and would likely reduce the proportionate share of expenses borne by each shareholder. The board of trustees therefore determined that it would benefit the Fund to have monies available for the direct distribution and service activities of CFS, as the Fund’s distributor, in promoting the continuous sale of the Fund’s shares. The board of trustees, including the non-interested trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.
     The Plan has been approved by the board of trustees, including all of the trustees who are non-interested persons as defined in the 1940 Act. The Plan must be reviewed annually by the board of trustees and may be continued from year to year by vote of the board, including a majority of the trustees who are non-interested persons of the Fund and who have no direct or indirect financial interest in the Plan’s operation (“non-interested trustees”), cast in person at a meeting called for that purpose. It is also required that the selection and nomination of non-interested trustees be done by non-interested trustees. The Plan may be terminated at any time, without any penalty, by such trustees, by any act that terminates the distribution agreement between the Trust and CFS, or, as to the Fund, by vote of a majority of the Fund’s outstanding shares.

     The Plan may not be amended as to any class of shares of the Fund to increase materially the amount spent for distribution or service expenses or in any other material way without approval by a majority of the outstanding shares of the affected class, and all such material amendments to the Plan must also be approved by the non-interested trustees, in person, at a meeting called for the purpose of voting on any such amendment.
     CFS is required to report in writing to the board of trustees at least quarterly on the amounts and purpose of any payments made under the Plan and any distribution or service agreement, as well as to furnish the board with such other information as may reasonably be requested to enable the board to make an informed determination of whether the Plan should be continued.
     Because Class A, Class B and Class C shares of the Fund had not commenced operation as of the end of the fiscal year ended October 31, 2007, during that period, no payments were made pursuant to the Plan to CFS and broker-dealers, and no payments were made under the Plan on behalf of the Fund for expenses associated with advertising, printing and mailing of prospectuses to prospective shareholders, and sales personnel compensation.
DISTRIBUTOR
     CFS, a broker-dealer, serves as principal underwriter and distributor for the Fund, subject to change by a majority of the “non-interested” trustees at any time. CFS is located at 2020 Calamos Court, Naperville, Illinois 60563-1493. CFS is an indirect subsidiary of Calamos Asset Management, Inc. CFS is responsible for all purchases, sales, redemptions and other transfers of shares of the Fund without any charge to the Fund. CFS is also responsible for all expenses incurred in connection with its performance of services for the Fund, including, but not limited to, personnel, office space and equipment, telephone, postage and stationery expenses. CFS may receive commissions from sales of shares of the Funds that are not expenses of the Funds but represent sales commissions added to the net asset value of shares purchased from the Funds. See “How can I buy shares?” in the prospectus. See “Portfolio Transactions.” Because Class A, Class B and Class C shares of the Fund had not commenced operation as of the end of the fiscal year ended October 31, 2007, CFS did not receive or retain any commissions on the sale of shares of the Fund during that period.
     The Fund receives the entire net asset value of all of its shares sold. CFS retains the entire amount of any deferred sales charge on Class C shares redeemed within one year of purchase. CFS may from time to time conduct promotional campaigns in which incentives would be offered to dealers meeting or exceeding stated target sales of shares of a Fund. The cost of any such promotional campaign, including any incentives offered, would be borne entirely by CFS and would have no effect on either the public offering price of Fund shares or the percentage of the public offering price retained by the selling dealer.
     CFS compensates firms for sales of Class B shares of the Fund at the time of sale at a commission rate of up to 4.00% of the amount of Class B shares purchased. CFS is compensated by the Fund for services as distributor and principal underwriter for Class B shares. Class B shares of the Fund will automatically convert to Class A shares of the Fund eight years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from a portion of the 12b-1 fee when they have been outstanding long enough for CFS to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder’s Fund account will be converted to Class A shares on a pro rata basis.
     CFS has the exclusive right to distribute shares of the Fund through affiliated and unaffiliated dealers on a continuous basis. The obligation of CFS is an agency or “best efforts” arrangement, which does not obligate CFS to sell any stated number of shares.
OTHER COMPENSATION TO DEALERS
     CFS or its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (individually, an “Intermediary” and collectively, “Intermediaries”). CFS or its affiliates may make payments to Intermediaries, among other things, to help defray the costs incurred by qualifying Intermediaries in connection with efforts to educate financial advisers about the Fund so they can make recommendations and provide services that are suitable and meet shareholder needs, to access Intermediaries’ representatives, to obtain marketing support and other specified services. CFS or its affiliates may make these payments, at their discretion and expense, to Intermediaries who have sold Fund shares.

     The level of payments made to a qualifying Intermediary in any given year with respect to Fund shares held by the Intermediary’s customers will vary, but in no case will exceed the sum of (a) 0.25% of the prior 12 month period’s sales of Fund shares by that Intermediary and (b) 0.12% of the average daily value of Fund shares held by customers of that Intermediary during the period. A number of factors will be considered in determining whether CFS or its affiliates will make the requested payments, including the qualifying Intermediary’s sales, assets and redemption rates, and the quality of the Intermediary’s services.
     As of December 31, 2007, the Intermediaries that CFS or its affiliates anticipate will receive additional compensation are: [To be completed by amendment]. CFS or its affiliates may enter into arrangements or change or discontinue arrangements with Intermediaries at any time without notice.
     These payments may provide Intermediaries with an incentive to favor shares of the Fund over sales of shares of other mutual funds or non-mutual fund investments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your Intermediary and its representatives. The Fund may utilize an Intermediary that offers and sells shares of the Fund to execute portfolio transactions for the Fund. The Fund, Calamos Advisors and CFS do not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.
PORTFOLIO TRANSACTIONS
     Calamos Advisors is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions.
     Portfolio transactions on behalf of the Fund effected on securities exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price the Fund pays usually includes an undisclosed dealer commission or mark-up. For securities purchased in an underwritten offering, the price the Fund pays includes a disclosed, fixed commission or discount retained by the underwriter or dealer.
     In executing portfolio transactions, Calamos Advisors uses its best efforts to obtain for the Fund the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, Calamos Advisors considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker-dealer and the quality of service rendered by the broker-dealer in other transactions.
     In allocating the Fund’s portfolio brokerage transactions to unaffiliated broker-dealers, Calamos Advisors may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts for consultation. Although Calamos Advisors believes these services have substantial value, they are considered supplemental to Calamos Advisors’ own efforts in performing its duties under the Management Agreement. As permitted by Section 28(e) of the 1934 Act, Calamos Advisors may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if Calamos Advisors believes the amount to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of Calamos Advisors may indirectly benefit from the availability of these services to Calamos Advisors, and the Fund may indirectly benefit from services available to Calamos Advisors as a result of research services received by Calamos Advisors through transactions for other clients. In addition, Calamos Advisors may execute portfolio transactions for the Fund, to the extent permitted by law, through broker-dealers affiliated with the Fund, Calamos Advisors, CFS, or other broker-dealers distributing shares of the Fund if it reasonably believes that the combination of price and execution is at least as favorable as with unaffiliated broker-dealers, and in such transactions any such broker-dealer would receive brokerage commissions paid by the Fund.
     In certain cases, Calamos Advisors may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as “mixed use” products. In each case, Calamos Advisors makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Calamos Advisors personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by Calamos

Advisors through brokerage commissions generated by transactions of its clients, including the Fund. Calamos Advisors pays the provider in cash for the non-research portion of its use of these products or services.
     For the period ended October 31, 2007, Calamos Advisors did not execute trades through CFS, its affiliated broker-dealer, and the Fund did not pay any brokerage commissions to unaffiliated broker-dealers, including to broker-dealers who furnished research services to the Fund or Calamos Advisors.

SHARE CLASSES AND PRICING OF SHARES
     Purchases and redemptions are discussed in the Fund’s prospectus under the headings “How can I buy shares?” and “How can I sell (redeem) shares?” All of that information is incorporated herein by reference.
CONTINGENT DEFERRED SALES CHARGE
     The contingent deferred sales charge (“CDSC”) is computed on the lesser of the redemption price or purchase price, excluding amounts not subject to the charge. The following example illustrates the operation of the CDSC:
Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of another fund in the Calamos Family of Funds (at $10 per share) and that six months later the value of the investor’s account for that fund has grown through investment performance to $11,000 ($11 per share). If the investor should exchange those shares for shares of the Fund and subsequently redeem $2,200 (2,200 shares, assuming a stable net asset value of $1.00 per share), a CDSC would be applied against $2,000 of the redemption (the original purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5.00%, the Class B CDSC would be $100.
     The CDSC for Class B and Class C shares will be waived: (a) in the event of the total disability (as evidenced by a determination by the Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan, including any Individual Retirement Account (“IRA”) systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(iv) prior to age 59 1/2, and (d) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s Calamos IRA accounts).
REDEMPTION-IN-KIND
     The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value (“NAV”) of the Fund during any 90-day period for any one shareholder. Redemptions in excess of these amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of liquid securities.
NET ASSET VALUE
     The Fund’s share price, or NAV, is determined at 4:00 p.m., Eastern Time, each day the NYSE is open for trading. The NYSE is regularly closed on Saturdays, Sundays, New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.
     The Fund’s NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less any liabilities, by the number of shares outstanding. When shares are purchased or redeemed, the transaction is processed at the next NAV that is calculated on a day the NYSE is open for trading, after the purchase or redemption order is received in good form by the Fund’s transfer agent or another authorized agent of the Fund. If shares are purchased or redeemed through an intermediary, it is the responsibility of that intermediary to transmit those orders to the Fund’s transfer agent so that such orders will be received in a timely manner.
VALUATION PROCEDURES
     Pursuant to Rule 2a-7 under the Investment Company Act, the Fund values its portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the Fund’s NAV is affected by any unrealized appreciation or depreciation of the portfolio. The board of trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the Fund’s portfolio securities.
     While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

     The board of trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund as computed for the purpose of sales and redemptions at $1.00 per share. The procedures require the board of trustees to review the Fund’s portfolio holdings to determine whether the Fund’s NAV, calculated using available market quotations, deviates from $1.00 per share by an amount that may result in material dilution or is otherwise unfair to existing shareholders. In the event the board of trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities, the withholding of dividends, the redemption of shares in kind, or the establishment of a NAV by using available market quotations and such other measures as the board of trustees may deem appropriate. The board of trustees has also established procedures designed to ensure that the Fund complies with the quality requirements of Rule 2a-7.
     Pursuant to Rule 2a-7, the Fund maintains a dollar-weighed average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of 397 days or less and invests only in U.S. dollar-denominated securities determined by Calamos Advisors to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if Calamos Advisors believes such security no longer presents minimal credit risks, Calamos Advisors will cause the Fund to dispose of the security as soon as practicable. The maturity of U.S. Government Obligations that have a variable rate of interest readjusted no less frequently then annually will be deemed to be the period of time remaining until the next readjustment of the interest rate.
TAXATION
     The following is only a summary of certain tax considerations affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.
     At the time of your purchase, the Fund’s net asset value may reflect undistributed income, capital gains (if any), or net unrealized appreciation of securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as a dividend or, if applicable, as a capital gain distribution.
     Some of the Fund’s investment practices are subject to special provisions of the Code that, among other things, may (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited) and/or (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.
     The Fund is permitted to invest in securities issued or purchased at a discount. Tax rules could require the Fund to accrue and distribute income not yet received. Depending upon particular circumstances, this treatment may also affect the tax character and amount of income required to be recognized by the Fund. The Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY
     The Fund intends to qualify, and elect to be treated, as a regulated investment company under Subchapter M of the Code so as to be relieved of federal income tax on its net investment income and capital gains that it currently distributes to shareholders.
     The Fund must meet several requirements to qualify as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund’s gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of securities, and income from interests in certain “qualified publicly traded partnerships”; and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, U.S. Government Obligations, securities of other regulated investment companies, and other securities such that no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund must not hold through such other securities more than 10% of the outstanding voting stock of any issuer, and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government Obligations or the securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses or securities of one or more qualified publicly traded partnerships.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES
     To avoid a 4% excise tax, the Fund will be required to distribute, by December 31st of each year, at least an amount equal to the sum of (i) 98% of its ordinary income for such year and (ii) 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31st of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, the Fund will be treated as having distributed any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund.
CERTAIN SHAREHOLDERS
     The following table shows the only persons known to own beneficially (as determined in accordance with Rule 13d-3 under the 1934 Act) 5% or more of the outstanding Class I shares of the Fund as of January 31, 2008. Class A, Class B and Class C shares of the Fund were not issued before January 31, 2008, and as such are not reflected in the following table.

PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
GOVERNMENT MONEY MARKET FUND — CLASS I
[To be completed by amendment.]
     As of January 31, 2008, the trustees and officers of the Trust as a group owned [To be completed by amendment.] percent of the outstanding Class I shares of the Fund.

CUSTODIAN AND TRANSFER AGENT
     The Bank of New York, 48 Wall Street, New York, New York 10286, is the custodian for the Fund’s assets. The custodian is responsible for holding all of the Fund’s cash and securities, directly or through a book entry system, delivering and receiving payment for securities sold by the Fund, receiving and paying for securities purchased by the Fund, collecting income from investments of the Fund and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by the Fund, payment of dividends or payment of expenses of the Fund.
     U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent and dividend paying agent for the Fund.
     Shares of the Fund may be purchased through certain financial service companies who are agents of the Fund for the limited purpose of completing purchases and sales. For services provided by such a company with respect to Fund shares held by that company for its customers, the Fund may pay an annual fee of up to 0.10% of the accounts average annual net assets or up to $12 per account, determined on the basis of how the company charges, for shares held in Network Level III accounts. For shares held in sub-accounts, the Fund may pay an annual fee of: (a) for Class A Shares, up to 0.15% of the account’s average annual net assets or up to $18 per account, determined on the basis of how the company charges, (b) for Class B and Class C Shares, up to 0.15% of the account’s average annual net assets or up to $21 per account, determined on the basis of how the company charges, and (c) for Class I Shares, up to 0.15% of the account’s average annual assets.
FUND ACCOUNTING AND FINANCIAL ACCOUNTING AGENT
     Under the arrangements with State Street Bank and Trust Company (“State Street”) to provide fund accounting services, State Street provides certain administrative and accounting services including providing daily reconciliation of cash, trades and positions; maintaining general ledger and capital stock accounts; preparing daily trial balance; calculating net asset value; providing selected general ledger reports; preferred share compliance; calculating total returns; and providing monthly distribution analysis to the Fund. For the services rendered to the Fund, the Fund pays fees based on the Fund’s combined managed assets (“Combined Assets”) at the annual rate of 0.0090% on the first $5 billion of Combined Assets, 0.0075% on the next $5 billion, 0.0050% on the next $5 billion and 0.0035% on the Combined Assets in excess of $15 billion. The Fund pays its pro-rata share of the fees payable to State Street described below based on relative managed assets of the Fund.
     Calamos Advisors provides the following financial accounting services to the Fund: management of expenses and expense payment processing; monitoring of the calculation of expense accrual amounts for the Fund and making of any necessary modifications; coordination of any expense reimbursement calculations and payment; calculation of yields on the Fund in accordance with the SEC’s rules and regulations; calculation of net investment income dividends and capital gains distributions; calculation, tracking and reporting of tax adjustments on all assets of the Fund, including but not limited to contingent debt and preferred trust obligations; preparation of excise tax and fiscal year distributions schedules; preparation of tax information required for financial statement footnotes; preparation of state and federal income tax returns; preparation of specialized calculations of amortization on convertible securities; preparation of year-end dividend disclosure information; monitoring of trustee deferred compensation plan accruals and valuations; and preparation of Form 1099 information statements for board members and service providers. For providing those services, the Fund pays Calamos Advisors a monthly fee at the annual rate of 0.0175% on the first $1 billion of Combined Assets, 0.0150% on the next $1 billion, and 0.0110% on Combined Assets above $2 billion (“financial accounting service fee”). The Fund pays its pro-rata share of the financial accounting service fee payable to Calamos Advisors based on relative managed assets of the Fund.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     Deloitte & Touche LLP, an independent registered public accounting firm, is the Trust’s independent auditor and is located at 111 South Wacker Drive, Chicago, Illinois 60606. Deloitte & Touche LLP audits and reports on the Fund’s annual financial statements, and performs audit, audit-related and other services when approved by the Trust’s audit committee.

GENERAL INFORMATION
SHAREHOLDER INFORMATION
     The Fund is a series of Calamos Investment Trust (formerly named CFS Investment Trust). Under the terms of the Agreement and Declaration of Trust, the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees and the trustees may divide the shares of any series into two or more classes of shares of that series. As of the date of this Statement of Additional Information, the Trust has thirteen series in operation. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights. In the future, the board of trustees may authorize the issuance of shares of additional series and additional classes of shares of any series.
     The Fund’s shares of a given class are entitled to participate pro rata in any dividends and other distributions declared by the Fund’s board of trustees with respect to shares of the Fund. All shares of the Fund of a given class have equal rights in the event of liquidation of that class.
     Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust’s obligations. However, the Trust’s Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of the Fund that are binding only on the assets and property of the Fund. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of the Fund’s assets of all losses and expenses of any Fund shareholder held personally liable for the Fund’s obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, because it is limited to circumstances in which the disclaimer is inoperative and the Fund itself is unable to meet its obligations.
VOTING RIGHTS
     Each share has one vote and fractional shares have fractional votes. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.
COMPARISONS OF INVESTMENT PERFORMANCE
     In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for the Fund, Calamos Advisors and its affiliates may publish comparisons of the Fund’s performance for a given period to the performance of recognized, unmanaged indexes for the same period, provided that such indexes are appropriate in light of the Fund’s investment objective and principal investment strategies. In addition, Calamos Advisors and its affiliates may use in sales literature rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger’s Magazine, Personal Investor, Morningstar, and similar sources that utilize information compiled (i) internally, (ii) by Lipper, or (iii) by other recognized analytical services, to the extent permitted by the Conduct Rules of the National Association of Securities Dealers, Inc., the Securities Act of 1933 and the Investment Company Act, including the rules and regulations promulgated thereunder and any interpretations thereof. Calamos Advisors and its affiliates may also use broad-based Lipper groupings for comparison where appropriate.
FINANCIAL STATEMENTS
     The Fund’s financial statements for the period ended October 31, 2007 are incorporated herein by reference from the Fund’s annual report to shareholders. See the back cover of the Fund’s prospectus for information on how to obtain the Fund’s annual report to shareholders.

APPENDIX—DESCRIPTION OF RATINGS
     A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Calamos Advisors believes that the quality of debt securities in which the Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.
DESCRIPTION OF SHORT-TERM DEBT RATINGS
     The following is a description of the characteristics of short-term debt ratings used by Standard & Poor’s Rating Service (“S&P”), Fitch Ratings (“Fitch”) and Moody’s Investors Services, Inc. (“Moody’s”).

S&P RATINGS

A-1	Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

A-2	Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

A-3	Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C	Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH RATINGS

F1	HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	DEFAULT. Denotes actual or imminent payment default.

MOODY’S RATINGS

Prime-1	Superior ability for repayment, often evidenced by such characteristics as: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2	Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3	Acceptable capacity for repayment. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime	Does not fall within any of the Prime rating categories.
DESCRIPTION OF MOODY’S MONEY MARKET AND BOND FUND RATINGS
     Moody’s Money Market and Bond Fund Ratings are opinions of the investment quality of shares in mutual funds and similar investment vehicles that principally invest in short-term and long-term fixed income obligations, respectively. As such, these ratings incorporate Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield.
     The rating definitions are, as follows:

Aaa	Money market funds and bond funds rated Aaa are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality.

Aa	Money market funds and bond funds rated Aa are judged to be of an investment quality similar to Aa-rated fixed income obligations, that is, they are judged to be of high quality by all standards.

A	Money market funds and bond funds rated A are judged to be of an investment quality similar to A-rated fixed income obligations, that is, they are judged to possess many favorable investment attributes and are considered as upper-medium-grade investment vehicles.

Baa	Money market funds and bond funds rated Baa are judged to be of an investment quality similar to Baa-rated fixed income obligations, that is, they are considered as medium-grade investment vehicles.

Ba	Money market funds and bond funds rated Ba are judged to be of an investment quality similar to Ba-rated fixed income obligations, that is, they are judged to have speculative elements.

B	Money market funds and bond funds rated B are judged to be of an investment quality similar to B-rated fixed income obligations, that is, they generally lack characteristics of the desirable investment.

PART C. OTHER INFORMATION
ITEM 23. EXHIBITS.

(a)(1)	Third Amended and Restated Agreement and Declaration of Trust, dated March 30, 2006 (incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(a)(2)	Amendment No. 1 to Third Amended and Restated Agreement and Declaration of Trust, dated June 22, 2006 (incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A, filed on June 22, 2006).

(a)(3)	Amendment No. 2 to Third Amended and Restated Agreement and Declaration of Trust, dated August 24, 2006 (incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(a)(4)	Amendment No. 3 to Third Amended and Restated Agreement and Declaration of Trust, dated September 1, 2006 (incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(a)(5)	Amendment No. 4 to Third Amended and Restated Agreement and Declaration of Trust, dated December 14, 2006 (incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(a)(6)	Amendment No. 5 to Third Amended and Restated Agreement and Declaration of Trust, dated February 6, 2007 (incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(a)(7)	Amendment No. 6 to Third Amended and Restated Agreement and Declaration of Trust, dated March 30, 2007 incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A, filed on April 11, 2007).

(a)(8)	Amendment No. 7 to Third Amended and Restated Agreement and Declaration of Trust, dated December 20, 2007.

(b)	Bylaws, as amended through September 13, 2006 (incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(c)	See Articles IV and V of Exhibit (a), above.

(d)(1)	Management Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).
(d)(2)	Amendment, dated August 1, 2006, to Management Agreement, dated December 13, 2004, with Calamos Advisors LLC (incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(d)(3)	Letter Agreement with Calamos Advisors LLC, dated June 15, 2007 (incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(d)(4)	Form of Notification to Calamos Asset Management, Inc. regarding Establishment of Calamos Value Fund (formerly known as the Calamos Mid Cap Value Fund) (incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, filed on December 18, 2001).

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(d)(5)	Form of Notification to Calamos Asset Management, Inc. regarding Establishment of Calamos Blue Chip Fund (incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2003).

(d)(6)	Notification to Calamos Advisors LLC, regarding Establishment of Calamos Multi-Fund Blend, dated March 30, 2006 (incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(d)(7)	Form of Notification to Calamos Advisors LLC, regarding Fee Schedule Amendment (incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2006).

(d)(8)	Notification to Calamos Advisors LLC, regarding Establishment of Global Equity Fund, dated as of March 1, 2007 (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(d)(9)	Notification to Calamos Advisors LLC, regarding Establishment of Government Money Market Fund, dated May 8, 2007 (incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(d)(10)	Notification to Calamos Advisors LLC, regarding Establishment of Total Return Bond Fund, dated June 15, 2007 (incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(d)(11)	Organizational Expenses Agreement, dated September 24, 2003, relating to Blue Chip Fund (incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2003).

(d)(12)	Organizational Expenses Agreement, dated December 13, 2004, relating to International Growth Fund (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(d)(13)	Organizational Expenses Agreement, dated March 30, 2006, relating to Multi-Fund Equity (incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(d)(14)	Organizational Expenses Agreement, dated as of March 1, 2007, relating to Global Equity Fund (incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(d)(15)	Organizational Expenses Agreement, dated May 8, 2007, relating to Government Money Market Fund (incorporated by reference to Exhibit (d) (14) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(d)(16)	Organizational Expenses Agreement, dated June 15, 2007, relating to Total Return Bond Fund (incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(e)(1)	Fourth Amended and Restated Distribution Agreement with Calamos Financial Services LLC, dated December 20, 2007.

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(e)(2)	Selling Group Agreement, revised September 2000 (incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(f)	None.

(g)(1)	Custody Agreement with Bank of New York, dated November 15, 2000 (incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(g)(2)	Amendment, dated December 13, 2004, to Custody Agreement, dated November 15, 2000 (incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(g)(3)	Amendment, dated March 30, 2006, to Custody Agreement, dated November 15, 2000 (incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(g)(4)	Amendment, dated as of March 1, 2007, to Custody Agreement, dated November 15, 2000 (incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(g)(5)	Amendment, dated May 8, 2007, to Custody Agreement, dated November 15, 2000 (incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(g)(6)	Amendment, dated June 15, 2007, to Custody Agreement, dated November 15, 2000 (incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(g)(7)	Foreign Custody Manager Agreement with Bank of New York, dated November 15, 2000 (incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(1)	Master Services Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(2)	Notification of Additional Funds, dated March 31, 2006, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(3)	Notification of Additional Funds, dated February 28, 2007, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(4)	Notification of Additional Funds, dated May 8, 2007, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(5)	Notification of Additional Funds, dated June 15, 2007 pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

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(h)(6)	Letter Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(7)	Letter Agreement, dated October 31, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(8)	Letter Agreement, dated March 31, 2006, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(9)	Letter Agreement, dated February 28, 2007, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(10)	Letter Agreement, dated May 8, 2007, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(11)	[Item Omitted].

(h)(12)	Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2007 (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(13)	Amendment to Transfer Agent Servicing Agreement dated May 8, 2007 (incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(14)	Amendment to Transfer Agent Servicing Agreement dated June 15, 2007 (incorporated by reference to Exhibit (h)(14) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(15)	Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(16)	Amendment, dated March 30, 2006, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(17)	Amendment, dated as of March 1, 2007, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(18)	Amendment, dated May 8, 2007, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(18) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(19)	Amendment, dated June 15, 2007, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(19) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(20)	Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

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(h)(21)	Amendment, dated March 30, 2006, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(15) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(22)	Amendment, dated as of March 1, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated as of September 21, 2000 (incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(23)	Amendment, dated May 8, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(24)	Amendment, dated June 15, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(25)	Use of Name Agreement, dated August 23, 1990 (incorporated herein by reference to Exhibit 9.5 to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(h)(26)	Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2006).

(h)(27)	Amendment, dated March 30, 2006, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(19) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(28)	Amendment, dated as of March 1, 2007, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(22) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(29)	Amendment, dated May 8, 2007, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(h)(30)	Amendment, dated June 15, 2007, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(30) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(31)	Expense Limitation Agreement, dated December 20, 2007, with Calamos Advisors LLC, relating to Multi-Fund Blend.

(h)(32)	Expense Limitation Agreement, dated December 20, 2007, with Calamos Advisors LLC.

(h)(33)	Expense Limitation Agreement, dated December 20, 2007, with Calamos Advisors LLC, relating to Government Money Market Fund.

(h)(34)	Advisory Fee Waiver Agreement, dated September 21, 2007, with Calamos Advisors LLC.

(h)(35)	Expense Limitation Agreement, dated December 20, 2007, with Calamos Advisors LLC, relating to Total Return Bond Fund.

(i)(1)	Opinion and consent of Bell, Boyd & Lloyd LLP.

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(i)(2)	Opinion and consent of Goodwin Procter LLP.

(j)	Consent of Deloitte & Touche LLP.

(k)	None.

(l)(1)	Subscription Agreement — Calamos Global Convertible Fund, dated June 11, 1996 (incorporated herein by reference to Exhibit 13.5 to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed June 24, 1996).

(l)(2)	Subscription Agreement — Calamos Convertible Growth and Income Fund, dated July 5, 1988 (incorporated herein by reference to Exhibit (13.1) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(3)	Subscription Agreement — Calamos Market Neutral Fund and Calamos Growth Fund (incorporated herein by reference to Exhibit (13.3) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(4)	Subscription Agreement — Calamos High Yield Fund, dated July 27, 1999 (incorporated herein by reference to Exhibit (l) to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A, filed on July 30, 2000).

(l)(5)	Subscription Agreement — Calamos Value Fund, dated December 28, 2001 (incorporated herein by reference to Exhibit (l)(6) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, filed on May 31, 2002).

(l)(6)	Subscription Agreement — Calamos Blue Chip Fund, dated September 24, 2003 (incorporated by reference to Exhibit (l)(7) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2003).

(l)(7)	Subscription Agreement — Calamos International Growth Fund, dated December 13, 2004, with Calamos Holdings LLC (incorporated herein by reference to Exhibit (l)(8) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(l)(8)	Subscription Agreement — Calamos International Growth Fund, dated December 13, 2004, with Calamos Family Partners Inc. (incorporated herein by reference to Exhibit (l)(9) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(l)(9)	Subscription Agreement — Calamos Global Equity Fund, dated as of March 1, 2007, with Calamos Advisors LLC (incorporated by reference to Exhibit (l)(10) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

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(m)	Fourth Amended and Restated Distribution Plan, effective as of December 20, 2007.

(n)	Plan Pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated as of December 20, 2007.

(o)	[Item Omitted].

(p)	Code of Ethics of Registrant, its investment adviser, distributor and affiliated entities, dated December 20, 2007.

(q)	Powers of Attorney.
ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.
          The information in the prospectus, under the captions “Who manages the funds?” and in the Statement of Additional Information under the caption “Management” and “Certain Shareholders” is incorporated herein by reference.
ITEM 25. INDEMNIFICATION.
          Article VI of the Second Amended Agreement and Declaration of Trust of Registrant (Exhibit (a) to this registration statement, which is incorporated herein by reference) provides that the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined, in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”).
          A determination that a Covered Person is entitled to indemnification despite allegations of Disabling Conduct may be made by (i) a final decision on the merits by a court or other body before

8

whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.
          Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason or any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Party ultimately will be found to be entitled to indemnification.
          The registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.
          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 26. BUSINESS AND OTHER CONNECTION OF THE INVESTMENT ADVISER.
          The information in the Statement of Additional Information under the caption “Management — Trustees and Officers” is incorporated by reference.
ITEM 27. PRINCIPAL UNDERWRITERS.
(a)	Calamos Financial Services LLC (“CFS”) serves as principal underwriter for the Calamos Investment Trust and Calamos Advisors Trust.

(b)	Information on the officers of CFS is set forth below. CFS has no directors. The principal business address for all named individuals is 2020 Calamos Court, Naperville, Illinois 60563.

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	(2)	(3)
(1)	POSITIONS AND OFFICES	POSITIONS AND OFFICES
NAME	WITH UNDERWRITER	WITH REGISTRANT
John P. Calamos, Sr.	Co-Chief Investment Officer	President and Principal Executive Officer

Nick P. Calamos	Senior Executive Vice President and Co-Chief Investment Officer	Vice President

John P. Calamos, Jr.	Executive Vice President	None

Patrick H. Dudasik	Executive Vice President, Chief Financial Officer, Chief Operating Officer and Treasurer	Vice President

Scott C. Jones	Executive Vice President and Chief Administration Officer	None

Nimish S. Bhatt	Senior Vice President, Director of Operations	Vice President and Chief Financial Officer

Philip E. Moriarty, II	President	None

Randall T. Zipfel	Senior Vice President, Chief Operations Officer-Investments	None

Mark C. Infanger	Vice President, Corporate Controller	None

Walter R. Randall, Jr.	Vice President, Chief Compliance Officer	None
(c)	There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.
ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.
          All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant’s investment manager, Calamos Advisors LLC, and CFS, the Registrant’s principal underwriter, 2020 Calamos Court, Naperville, Illinois 60563, at the offices of the custodian,

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Bank of New York, 90 Washington Street, New York, NY 10286, or at the offices of the transfer agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.
ITEM 29. MANAGEMENT SERVICES.
          None.
ITEM 30. UNDERTAKINGS.
          None.

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SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Naperville, and State of Illinois on the 31st day of December, 2007.

CALAMOS INVESTMENT TRUST
By	/s/ John P. Calamos
John P. Calamos
President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title		Date

/s/ John P. Calamos	Trustee and President	)

John P. Calamos	(principal executive officer))
)
/s/ Joe F. Hanauer *	Trustee	)
Joe F. Hanauer		)
)
/s/ Weston W. Marsh *	Trustee	)
Weston W. Marsh		)	December 31, 2007
)
/s/ John E. Neal *	Trustee	)
John E. Neal		)
)
/s/ William R. Rybak *	Trustee	)
William R. Rybak		)
)
/s/ Stephen B. Timbers *	Trustee	)
Stephen B. Timbers		)
)
/s/ David D. Tripple *	Trustee	)
David D. Tripple		)
)
)
/s/ Nimish S. Bhatt	Vice President	)
Nimish S. Bhatt	(chief financial officer))

*	Stathy Darcy signs this document pursuant to powers of attorney filed herewith.

By	/s/ Stathy Darcy
Stathy Darcy Secretary

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EXHIBIT INDEX

(a)(8)	Amendment No. 7 to Third Amended and Restated Agreement and Declaration of Trust, dated December 20, 2007.

(e)(1)	Fourth Amended and Restated Distribution Agreement, dated December 20, 2007.

(h)(31)	Expense Limitation Agreement, dated December 20, 2007, with Calamos Advisors LLC, relating to Multi-Fund Blend.

(h)(32)	Expense Limitation Agreement, dated December 20, 2007, with Calamos Advisors LLC.

(h)(33)	Expense Limitation Agreement, dated December 20, 2007, with Calamos Advisors LLC, relating to Government Money Market Fund.

(h)(34)	Advisory Fee Waiver Agreement, dated September 21, 2007, with Calamos Advisors LLC.

(h)(35)	Expense Limitation Agreement, dated December 20, 2007, with Calamos Advisors LLC, relating to Total Return Bond Fund.

(i)(1)	Opinion and consent of Bell, Boyd & Lloyd LLP.

(i)(2)	Opinion and consent of Goodwin Procter LLP.

(j)	Consent of Deloitte & Touche LLP.

(m)	Fourth Amended and Restated Distribution Plan, effective as of December 20, 2007.

(n)	Plan Pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated as of December 20, 2007.

(p)	Code of Ethics of Registrant, its investment adviser, distributor and affiliated entities, dated December 20, 2007.

(q)	Powers of Attorney.

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